   As filed with the Securities and Exchange Commission on December 18, 1996
                                                              File Nos. 33-49554
                                                                        811-6740



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                                 POST-EFFECTIVE

                                AMENDMENT NO. 8+

                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 14


                          LANDMARK INSTITUTIONAL TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

      PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                  ROGER P. JOSEPH, BINGHAM, DANA & GOULD LLP,
                              150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110


     It is proposed that this filing will become effective on January 2, 1997 pursuant to paragraph (b) of Rule 485.
     Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio have executed this Registration Statement.
     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest ($0.00001 par value) under the Securities Act of 1933 and has filed a Rule 24f-2 Notice on October 17, 1996 for Registrant's fiscal year ended August 31, 1996.

        CALCULATION OF REGISTRATION FEE - INSTITUTIONAL LIQUID RESERVES

===============================================================================================================
                            AMOUNT OF SHARES
                            BEING REGISTERED      PROPOSED MAXIMUM     PROPOSED MAXIMUM
TITLE OF SECURITIES         UNDER                 OFFERING PRICE       AGGREGATE               AMOUNT OF
BEING REGISTERED            RULE 24E-2            PER SHARE*           OFFERING PRICE**        REGISTRATION FEE
---------------------------------------------------------------------------------------------------------------
Shares of Beneficial
Interest $0.00001
par value per
share................       223,293,517.57         $1.00               $330,000                  $100
===============================================================================================================

 * Pursuant to Rule 457(c), this was the maximum offering price per share of the Registrant's shares at the close of business on December 16, 1996.
** Computed under 17 CFR 270.24e; 15,181,288,932.02 shares were redeemed or repurchased during the fiscal year ended August 31, 1996; 14,958,325,414.45 of which are being used for reductions in previous filings during the current year under Rule 24f-2 and 222,963,517.57 of which are being used for reduction in this Post-Effective Amendment No. 8.

 + Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment No. 8 to Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-49552.

                          LANDMARK INSTITUTIONAL TRUST
 (LANDMARK INSTITUTIONAL LIQUID RESERVES, LANDMARK INSTITUTIONAL U.S. TREASURY
            RESERVES AND LANDMARK INSTITUTIONAL TAX FREE RESERVES)
                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

             N-1A
             ----
             ITEM NO.      N-1A ITEM                                                   LOCATION
             ---------     ---------                                                   --------

             PART A                                                                    PROSPECTUS
             ------                                                                    ----------
             Item 1.       Cover Page.............................................     Cover Page
             Item 2.       Synopsis...............................................     Expense Summary
             Item 3.       Condensed Financial Information........................     Condensed Financial Information
             Item 4.       General Description of Registrant......................     Investment Information; General
                                                                                       Information; Appendix
             Item 5.       Management of the Fund.................................     Management; Expenses
             Item 5A.      Management's Discussion of Fund Performance............     Not Applicable
             Item 6.       Capital Stock and Other Securities.....................     General Information; Voting and Other
                                                                                       Rights; Purchases; Exchanges;
                                                                                       Redemptions; Net Income and
                                                                                       Distributions; Tax Matters
             Item 7.       Purchase of Securities Being Offered...................     Purchases; Exchanges; Redemptions
             Item 8.       Redemption or Repurchase...............................     Purchases; Exchanges; Redemptions
             Item 9.       Pending Legal Proceedings..............................     Not Applicable

                                                                                       STATEMENT OF
                                                                                       ADDITIONAL
             PART B                                                                    INFORMATION
             ------                                                                    -----------

             Item 10.      Cover Page.............................................     Cover Page
             Item 11.      Table of Contents......................................     Cover Page
             Item 12.      General Information and History........................     The Funds
             Item 13.      Investment Objectives and Policies.....................     Investment Objectives, Policies and
                                                                                       Restrictions
             Item 14.      Management of the Fund.................................     Management
             Item 15.      Control Persons and Principal Holders of Securities....     Management
             Item 16.      Investment Advisory and Other Services.................     Management
             Item 17.      Brokerage Allocation and Other Practices...............     Portfolio Transactions
             Item 18.      Capital Stock and Other Securities.....................     Description of Shares, Voting Rights
                                                                                       and Liabilities
             Item 19.      Purchase, Redemption and Pricing of Securities
                           Being Offered..........................................     Description of Shares, Voting Rights
                                                                                       and Liabilities; Determination of Net
                                                                                       Asset Value
             Item 20.      Tax Status.............................................     Certain Additional Tax Matters
             Item 21.      Underwriters...........................................     Management
             Item 22.      Calculation of Performance Data........................     Performance Information
             Item 23.      Financial Statements...................................     Independent Accountants and Financial
                                                                                       Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         ------------------------------
--------------------------------------------------------------------------------
                         ------------------------------

                                   PROSPECTUS

                                January 2, 1997


                     LANDMARK INSTITUTIONAL LIQUID RESERVES

                 LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES

                    LANDMARK INSTITUTIONAL TAX FREE RESERVES


                  (Members of the Landmark(SM)Family of Funds)



      This Prospectus describes three money market mutual funds in the Landmark Family of Funds: Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves. Each Fund has its own investment objectives and policies. Shares of the Funds are sold primarily to institutional investors. Citibank, N.A. is the investment adviser.

------------------------------------------------------

      UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, EACH FUND SEEKS ITS INVESTMENT OBJECTIVES BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A PORTFOLIO WITH THE SAME INVESTMENT OBJECTIVES AND POLICIES. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE 8.

------------------------------------------------------

REMEMBER THAT SHARES OF THE FUNDS:



M ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY



M ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK OR
  ANY OF ITS AFFILIATES



M ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT INVESTED

------------------------------------------------------

      INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. EACH FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO DO SO.



      This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1997 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Funds may be made, by contacting the investor's shareholder servicing agent (see inside back cover for address and phone number).


 ----------------------------------------------------
   TABLE OF CONTENTS

   Prospectus Summary..................   2
   Expense Summary.....................   3
   Condensed Financial Information.....   4
   Investment Information..............   6
   Risk Considerations.................   7
   Valuation of Shares.................   9
   Purchases...........................   9
   Exchanges...........................  10
   Redemptions.........................  10
   Net Income and Distributions........  11
   Management..........................  11
   Tax Matters.........................  14
   Performance Information.............  14
   General Information.................  15
   Appendix A -- Permitted Investments
   and
                Investment Practices...  16
   Appendix B -- Ratings of Municipal
                 Obligations...........  18
   Appendix C -- Taxable Equivalent
                 Yield Table...........  22


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

------------------------------------------------------
             ------------------------------------------------------

                               PROSPECTUS SUMMARY

      See the body of the Prospectus for more information on the topics discussed in this summary.


THE FUNDS: This Prospectus describes three money market mutual funds: Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves. Each Fund has its own investment objectives and policies. Each Fund seeks its objectives by investing its investable assets in a Portfolio having the same investment objectives and policies as that Fund. There can be no assurance that any Fund will achieve its objectives.


INVESTMENT OBJECTIVES AND POLICIES:
INSTITUTIONAL LIQUID RESERVES. To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Through Cash Reserves Portfolio, the Fund invests in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.
INSTITUTIONAL U.S. TREASURY RESERVES. To provide its shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital. Through U.S. Treasury Reserves Portfolio, the Fund invests in obligations issued by the U.S. Government with maturities of 397 days or less.

INSTITUTIONAL TAX FREE RESERVES. To provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Through Tax Free Reserves Portfolio, the Fund invests primarily in short-term, high quality obligations issued by state and municipal governments and by other qualifying issuers, the interest on which is exempt from federal income taxes ("Municipal Obligations"). The Fund is a tax-exempt money market mutual fund.



INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser of each Portfolio. Citibank and its affiliates manage more than $83 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of each Fund. See "Management."

PURCHASES AND REDEMPTIONS: Customers of Shareholder Servicing Agents may purchase and redeem shares of the Funds on any Business Day. See "Purchases" and "Redemptions."
PRICING: Shares of the Funds are purchased and redeemed at net asset value (normally $1.00 per share), without a sales load or redemption fees. While there are no sales loads, shares of each Fund are subject to a distribution fee.

EXCHANGES: Shares may be exchanged for shares of most other Landmark Funds. See "Exchanges."
DIVIDENDS: Declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."
REINVESTMENT: Dividends may be received either in cash or in Fund shares at net asset value, subject to the policies of a shareholder's Shareholder Servicing Agent. See "Net Income and Distributions."

WHO SHOULD INVEST: Each Fund is designed for investors seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration. Institutional Liquid Reserves is designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term, U.S. dollar-denominated money market obligations issued by U.S. and non-U.S. issuers. Institutional U.S. Treasury Reserves is designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term U.S. Government obligations. Institutional Tax Free Reserves is designed for investors seeking income which is exempt from federal income taxes. See "Investment Information."

RISK FACTORS: There can be no assurance that any Fund or its corresponding Portfolio will achieve its investment objectives. In addition, while each Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that any Fund will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

      Investors in Institutional Liquid Reserves should be able to assume the special risks of investing in non-U.S. securities, which include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. In addition, the prices of securities of non-U.S. issuers may be more volatile than those of comparable U.S. issuers.

      Institutional Tax Free Reserves is a non-diversified mutual fund, which means that it is not subject to any statutory restrictions under the Investment Company Act of 1940 limiting the investment of its assets in one or relatively few issuers. The Fund may therefore invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Also, the Fund may invest 25% or more of its assets in securities of issuers in similar or related industries or issuers located in the same state. As a result, the Fund is more susceptible to any single economic, political or regulatory occurrence.

      Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.


                                      ---
                                      ---

------------------------------------------------------
             ------------------------------------------------------

                                EXPENSE SUMMARY



The following table summarizes estimated shareholder transaction and annual operating expenses for each Fund and for its corresponding Portfolio.* For more information on costs and expenses, see "Management" and "General Information -- Expenses."


                                       ----
                                                                  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                                      LIQUID     U.S. TREASURY     TAX FREE
                                                                     RESERVES       RESERVES     RESERVES(1)
 ------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES.................................      None           None           None
ANNUAL FUND OPERATING EXPENSES, AFTER FEE WAIVERS AND
  REIMBURSEMENTS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS):
12b-1 Fees(2)(3).................................................      .00%           .00%           .00%
Investment Management Fee(2).....................................      .06%           .05%           .10%
Administrative Services Fees(2)..................................      .09%           .05%           .05%
Shareholder Servicing Agent Fees(2)..............................      .00%           .00%           .00%
Other Operating Expenses.........................................      .05%           .15%           .10%
                                                                        ---            ---            ---
Total Fund Operating Expenses(2).................................      .20%           .25%           .25%
                                                                  =================== =================== ===================



 * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels.


(1) Because this Fund is newly organized, all amounts in the table and the example are estimated for the current fiscal year.


(2) Absent fee waivers and reimbursements, investment management fees, 12b-1 fees, administrative services fees, shareholder servicing agent fees and total fund operating expenses would be .15%, .10%, .40%, .10% and .80% for Institutional Liquid Reserves, .15%, .10%, .40%, .10% and .90% for Institutional U.S. Treasury Reserves and .20%, .10%, .40%, .10% and .90% for Institutional Tax Free Reserves.

(3) Fees under the 12b-1 distribution plan are asset-based sales charges. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:



                                                                ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL LIQUID RESERVES.................................     $2           $6           $11          $26
INSTITUTIONAL U.S. TREASURY RESERVES..........................     $3           $8           $14          $32
INSTITUTIONAL TAX FREE RESERVES(1)............................     $3           $8           $14          $32



The Example assumes that all dividends are reinvested, and except as noted expenses are based on each Fund's fiscal year ended August 31, 1996, after waivers and reimbursements. If waivers and reimbursements were not in place, the amounts in the Example would be $8, $26, $44, and $99 for Institutional Liquid Reserves, $9, $28, $48, and $107 for Institutional U.S. Treasury Reserves and $11, $33, $57, and $127 for Institutional Tax Free Reserves. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF

ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                      ---
                                      ---

------------------------------------------------------
             ------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



The following tables provide condensed financial information about Institutional Liquid Reserves and Institutional U.S. Treasury Reserves for the periods indicated. This information should be read in conjunction with the financial statements appearing in each Fund's Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the tables below, covering periods through August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, on behalf of Institutional Liquid Reserves, and by Deloitte & Touche LLP, independent accountants, on behalf of Institutional U.S. Treasury Reserves. The accountants' reports are included in the applicable Fund's Annual Report. Copies of the Annual Reports may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number). Institutional Tax Free Reserves is newly organized and has not yet issued financial statements.

                                                   -------------------------------------------------------------
                                                               LANDMARK INSTITUTIONAL LIQUID RESERVES
                                                                        FINANCIAL HIGHLIGHTS
                                                                                                YEAR ENDED AUGUST 31,

                                                   1996               1995               1994               1993*
      ---------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period......         $1.00000          $1.00000           $1.00000           $1.00000
Net Investment Income.....................          0.05521           0.05698            0.03603            0.02871
Less dividends from net investment
 income...................................         (0.05521)         (0.05698)          (0.03603)          (0.02871)
                                                     ------           -------            -------            -------
Net Asset Value, end of period............         $1.00000          $1.00000           $1.00000           $1.00000
                                                     ------           -------            -------            -------
                                                     ------           -------            -------            -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted).................................       $1,257,134        $1,480,097           $470,041            $83,519
Ratio of expenses to average net
 assets**.................................            0.20%             0.17%              0.23%              0.23%+
Ratio of net investment income to average
 net assets...............................            5.52%             5.70%              3.62%              3.13%+
Total return..............................            5.66%             5.85%              3.66%              3.21%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:


Net investment income per share...........         $0.04921           $0.0505           $0.03094           $0.02339
RATIOS:
Expenses to average net assets**..........            0.80%             0.84%              0.86%              0.81%+
Net investment income to average net
 assets...................................            4.92%             5.03%              2.98%              2.55%+


 * For the period from the start of business, October 2, 1992, to August 31, 1993.
** Includes the Fund's share of Cash Reserves Portfolio's allocated expenses. + Annualized.

                                      ---
                                      ---

                                                -------------------------------------------------------------------
                                                           LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES
                                                                        FINANCIAL HIGHLIGHTS

                                                 YEAR ENDED AUGUST 31,             EIGHT MONTHS
                                              ---------------------------              ENDED              YEAR ENDED
                                            1996         1995         1994       AUGUST 31, 1993**   DECEMBER 31, 1992***
---------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period....  $1.00000     $1.00000     $1.00000          $1.00000              $1.00000
Net Investment Income...................   0.05051      0.05200      0.03312           0.01974               0.00736
Less dividends from net investment
 income.................................  (0.05051 )   (0.05200 )   (0.03312 )        (0.01974)             (0.00736)
                                            ------       ------       ------         ---------           -----------
Net Asset Value, end of period..........  $1.00000     $1.00000     $1.00000          $1.00000              $1.00000
                                            ------       ------       ------         ---------           -----------
                                            ------       ------       ------         ---------           -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)...............................  $213,395     $120,731     $150,911           $48,475               $13,594
Ratio of expenses to average net
 assets*................................     0.25%        0.25%        0.23%             0.20%+                0.20%+
Ratio of net investment income to
 average net assets.....................     5.03%        5.23%        3.40%             2.99%+                3.20%+
Total return............................     5.17%        5.33%        3.36%             3.01%+                3.19%+


Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share.........  $0.04428     $0.04593     $0.02679          $0.01208              $0.00359
RATIOS
Expenses to average net assets*.........     0.87%        0.85%        0.88%             1.36%+                1.85%+
Net investment income to average net
 assets.................................     4.41%        4.62%        2.75%             1.83%+                1.56%+

 * Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
 ** On April 15, 1993, the Fund changed its fiscal year end from December 31 to
    August 31.
*** For the period from the start of business, October 2, 1992, to December 31,
    1992.
+  Annualized.

                                      ---
                                      ---

------------------------------------------------------
             ------------------------------------------------------

                             INVESTMENT INFORMATION



INVESTMENT OBJECTIVES: The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.



      The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.



      The investment objectives of INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.



      The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.



INVESTMENT POLICIES: INSTITUTIONAL LIQUID RESERVES seeks its objective by investing all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks the same objective as the Fund by investing in high quality U.S. dollar denominated money market instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. The U.S. Government obligations in which the Portfolio invests include U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. For more information regarding the Portfolio's permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 16.



    INSTITUTIONAL U.S. TREASURY RESERVES seeks its objective by investing all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks the same objective as the Fund by investing in U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities, which are supported by the "full faith and credit" of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. For more information regarding the Portfolio's permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 16. ALTHOUGH THE PORTFOLIO INVESTS IN U.S. GOVERNMENT OBLIGATIONS, NEITHER AN INVESTMENT IN THE FUND NOR AN INVESTMENT IN THE PORTFOLIO IS INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.



    INSTITUTIONAL TAX FREE RESERVES seeks its investment objectives by investing all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio seeks the same objectives as the Fund by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes (these securities are referred to as "Municipal Obligations"). As a fundamental policy, the Portfolio invests at least 80% of its assets, under normal circumstances, in the following types of Municipal Obligations and in participation interests in these obligations issued by banks, insurance companies or other financial institutions ("Participation Interests"):



      (1) Municipal bonds that at the date of purchase are rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Rating Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or are unrated but are of comparable quality as determined by the Adviser, on the basis of a credit evaluation of the obligor, or of the bank issuing the Participation Interest or guarantee of the bonds, or of any insurance issued in support of the bonds or the Participation Interest;


                                      ---
                                      ---

      (2) Municipal notes that at the date of purchase are rated MIG 2/VMIG 2 or better by Moody's, SP-2 or better by S&P or F-2 or better by Fitch, or are unrated but are of comparable quality as determined by the Adviser; and


      (3) Municipal commercial paper that at the date of purchase is rated Prime-2 or better by Moody's, A-2 or better by S&P or F-2 or better by Fitch, or is unrated but is of comparable quality as determined by the Adviser.


      See Appendix A for an explanation of Municipal Obligations and Appendix B for an explanation of ratings of Municipal Obligations. For a comparison of yields on Municipal Obligations and taxable securities see Appendix C on page 22.


      Although Tax Free Reserves Portfolio attempts to invest all of its assets in Municipal Obligations, the Portfolio may invest up to 20% of its assets in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). Any taxable securities in which the Portfolio invests are of comparable quality to the Municipal Obligations in which the Portfolio invests.

      In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.


CERTAIN ADDITIONAL INVESTMENT POLICIES:



       $1.00 NET ASSET VALUE. Each Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."


      MATURITY AND QUALITY. All of the Portfolios' investments mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by each Portfolio (on a dollar-weighted basis) is 90 days or less. All of the Portfolios' investments are in high quality securities which have been determined by the Adviser to present minimal credit risks. To meet a Portfolio's high quality standards a security must be rated in the highest rating category (one of the two highest rating categories for Tax Free Reserves Portfolio) for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.


      PERMITTED INVESTMENTS. Uninvested cash reserves may be held temporarily for a Fund pending investment. Each Fund may borrow from banks up to 10% of its total assets for temporary or emergency purposes. For more information regarding permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 16. The Funds will not necessarily invest or engage in each of the investments and investment practices in Appendix A but reserve the right to do so.



      INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Funds and the Portfolios. Except as otherwise indicated, the Funds' and Portfolios' investment objectives and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Portfolios' securities will not be a violation of policy.



      BROKERAGE TRANSACTIONS. The primary consideration in placing the Portfolios' security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.

             ------------------------------------------------------
             ------------------------------------------------------

                              RISK CONSIDERATIONS


      The risks of investing in each Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

                                      ---
                                      ---

    "CONCENTRATION" IN BANK OBLIGATIONS. Cash Reserves Portfolio invests more than 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental, and may not be changed without the consent of the Portfolio's investors. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.



      NON-U.S. SECURITIES. Investors in Institutional Liquid Reserves should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Portfolio assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as Cash Reserves Portfolio.


      NON-DIVERSIFIED STATUS. Institutional Tax Free Reserves and Tax Free Reserves Portfolio are non-diversified mutual funds. This means that they are not subject to any statutory restrictions under the 1940 Act limiting the investment of their assets in one or relatively few issuers (although certain diversification requirements are imposed by the Internal Revenue Code). Since Tax Free Reserves Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the value of shares of Institutional Tax Free Reserves may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified mutual fund would be. Tax Free Reserves Portfolio also may invest 25% or more of its assets in securities the issuers of which are located in the same state or the interest on which is paid from revenues of similar type projects or that are otherwise related in such a way that a single economic, business or political development or change affecting one of the securities would also affect other securities. Investors should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.


      "CONCENTRATION" IN PARTICIPATION INTERESTS. Tax Free Reserves Portfolio invests more than 25% of its assets in Participation Interests in Municipal Obligations which are secured by bank letters of credit or guarantees. See "Concentration" in Bank Obligations above for information about banks and the banking industry. For additional information concerning variable rate instruments and Participation Interests, see Appendix A.



      INVESTMENT PRACTICES. Certain of the investment practices employed for the Portfolios may entail certain risks. See Appendix A -- Permitted Investments and Investment Practices on page 16.



SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: The Funds do not invest directly in securities. Instead, the Funds invest all of their investable assets in their corresponding Portfolios, which are mutual funds having the same investment objectives and policies as the Funds. The Portfolios, in turn, buy, hold and sell securities in accordance with these objectives and policies. Of course, there can be no assurance that the Funds or the Portfolios will achieve their objectives. The Trustees of each Fund believe that the aggregate per share expenses of that Fund and its corresponding Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it


                                      ---
                                      ---
with securities which may or may not be readily marketable or widely diversified.



      Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.



      Certain investment restrictions of each Portfolio cannot be changed without approval by the investors in that Portfolio. These policies are described in the Statement of Additional Information. When a Fund is asked to vote on matters concerning its Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in its Portfolio.



      The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information about other holders of interests in the Portfolios is available from the Funds' distributor, LFBDS (see back cover for address and phone number).

             ------------------------------------------------------
             ------------------------------------------------------

                              VALUATION OF SHARES



      Net asset value per share of each Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 3:00 p.m., Eastern time, for Institutional Liquid Reserves and as of 12:00 noon, Eastern time, for Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves, by adding the market value of all securities and other assets of a Fund (including its interest in its Portfolio), then subtracting the liabilities charged to the Fund, and then dividing the result by the number of outstanding shares of the Fund. The amortized cost method of valuing Portfolio securities is used in order to attempt to stabilize the net asset value of shares of each Fund at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.


      The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold.
             ------------------------------------------------------
             ------------------------------------------------------

                                   PURCHASES


      Shares of the Funds are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value (normally $1.00 per share) next determined after an order is transmitted to and accepted by the Distributor. Shares may be purchased either through a securities broker which has a sales agreement with the Distributor or through a bank or other financial institution which has an agency agreement with the Distributor. Shares of the Funds are being offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement concerning a
Fund). Each Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

      While there is no sales load imposed on shares of the Funds, the Distributor receives fees from each Fund pursuant to a Distribution Plan. See "Management -- Distribution Arrangements."


      Each shareholder's account is established and maintained by the shareholder's Shareholder Servicing Agent, which will be the shareholder of record of the Fund. Each Shareholder Servicing Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance


                                      ---
                                      ---
fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent.

      Shareholder Servicing Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.


      From time to time LFBDS may make payments for distribution and/or shareholder servicing activities out of its past profits or any other sources available to it. The Distributor also may make payments for marketing, promotional or related expenses to dealers who engage in marketing efforts on behalf of the Funds. The amounts of these payments will be determined by the Distributor in its sole discretion and may vary among different dealers.

             ------------------------------------------------------
             ------------------------------------------------------

                                   EXCHANGES


      Shares of each Fund may be exchanged for shares of other Landmark Funds that are made available by a shareholder's Shareholder Servicing Agent, or may be acquired through an exchange of shares of those funds. No initial sales charge is imposed on shares being acquired through an exchange unless the shares being acquired are subject to a sales charge that is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Contingent deferred sales charges may apply to redemptions of some shares of other Landmark Funds disposed of or acquired through an exchange.

      Shareholders must place exchange orders through their Shareholder Servicing Agents, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Distributor. See "Valuation of Shares." Shares of the Funds may be exchanged only after payment in federal funds for the shares has been made.

      This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. Before making any exchange, shareholders should contact their Shareholder Servicing Agents to obtain more information and prospectuses of the Landmark Funds to be acquired through the exchange.
             ------------------------------------------------------
             ------------------------------------------------------

                                  REDEMPTIONS


      Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by a shareholder's Shareholder Servicing Agent. Shareholders may redeem shares of a Fund only by authorizing their Shareholder Servicing Agents to redeem such shares on their behalf through the Distributor.

      REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

      REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

                                      ---
                                      ---

      PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Funds' right to pay the redemption price in kind with securities (instead of cash).

      Questions about redemption requirements should be referred to the shareholder's Shareholder Servicing Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

             ------------------------------------------------------
             ------------------------------------------------------

                          NET INCOME AND DISTRIBUTIONS



      The net income of each Fund is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 3:00 p.m., Eastern time, for Institutional Liquid Reserves and 12:00 noon, Eastern time, for Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves. All the net income of each Fund is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last Business Day of each month. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of full and fractional additional shares of the applicable Fund at the rate of one share of the Fund for each one dollar of dividend income.


      Since the net income of each Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

      Because of the short-term maturities of the portfolio investments of the Funds, the Funds do not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the applicable Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

      It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in a Fund.
             ------------------------------------------------------
             ------------------------------------------------------

                                   MANAGEMENT


TRUSTEES AND OFFICERS: Each Fund is supervised by the Board of Trustees of Landmark Institutional Trust. Each Portfolio is supervised by its own Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Funds are different

                                      ---
                                      ---
from a majority of the disinterested trustees of their corresponding Portfolios. More information on the Trustees and officers of the Funds and the Portfolios appears under "Management" in the Statement of Additional Information.


INVESTMENT ADVISER: CITIBANK. Each Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $83 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp.


      Citibank manages the assets of each Portfolio pursuant to separate Investment Advisory Agreements. Subject to policies set by the Portfolios' Trustees, Citibank makes investment decisions for the Portfolios.

      ADVISORY FEES. For its services under the Investment Advisory Agreements, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% (0.20% for Tax Free Reserves Portfolio) of each Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.


      For the fiscal year ended August 31, 1996, the investment advisory fees paid to Citibank from Cash Reserves Portfolio were, after waiver, 0.06% of the Portfolio's average daily net assets for that fiscal year, and from U.S. Treasury Reserves Portfolio were, after waiver, 0.05% of the Portfolio's average daily net assets for that fiscal year. Institutional Tax Free Reserves is newly organized and had no operations during the fiscal year ended August 31, 1996.


      BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Portfolios, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds and the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

      BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds or the Portfolios. Citibank believes that its services under the Investment Advisory Agreements and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the Funds or Portfolios would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATIVE SERVICES PLANS: The Funds and Portfolios have Administrative Services Plans which provide that the applicable Fund or Portfolio may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant, and, in the case of the Funds, one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Funds' Administrative Services Plan, the total of the fees paid to each Fund's Administrator and Shareholder Servicing Agents may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. Under each Portfolio's Administrative Services Plan, fees paid to the Portfolio's Administrator may not exceed 0.05% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. See "Administrators," "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant."

                                      ---
                                      ---

ADMINISTRATORS: LFBDS provides certain administrative services to the Funds, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, and Signature Financial Group (Cayman), Ltd. ("SFG") provides certain administrative services to Cash Reserves Portfolio, in each case under administrative services agreements. These administrative services include providing general office facilities, supervising the overall administration of the Funds and the Portfolios, and providing persons satisfactory to the Boards of Trustees to serve as Trustees and officers of the Funds and Portfolios. These Trustees and officers may be directors, officers or employees of LFBDS, SFG or their affiliates.


      For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of each Fund and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators has voluntarily agreed to waive a portion of the fees payable to it.

      LFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc. "Landmark" is a service mark of LFBDS.

SUB-ADMINISTRATOR: Pursuant to sub-administrative services agreements, Citibank performs such sub-administrative duties for the Funds and Portfolios as from time to time are agreed upon by Citibank and LFBDS or SFG. Citibank's compensation as sub-administrator is paid by LFBDS or SFG.

SHAREHOLDER SERVICING AGENTS: The Funds have entered into separate shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For these services, each Shareholder Servicing Agent receives a fee from each Fund at an annual rate of 0.10% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship.

      Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees.


TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company (or its affiliate State Street Canada, Inc.) acts as transfer agent and dividend disbursing agent for each Fund. State Street (or State Street Canada) acts as the custodian of each Fund's and each Portfolio's assets. Securities held for a Portfolio may be held by a sub-custodian bank approved by the Portfolio's Trustees. State Street also provides fund accounting services to the Funds and the Portfolios and calculates the daily net asset value for the Funds and the Portfolios.


DISTRIBUTION ARRANGEMENTS: LFBDS is the Distributor of each Fund's shares and also serves as distributor for each of the other Landmark Funds and as a Shareholder Servicing Agent for certain investors. As Distributor, LFBDS bears the cost of compensating personnel involved in the sale of shares of the Funds and bears all costs of travel, office expenses (including rent and overhead) and equipment. In those states where LFBDS is not a registered broker-dealer, shares of the Funds are sold through Signature Broker-Dealer Services, Inc., as dealer.


      Under a Plan of Distribution adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a fee at an annual rate not to exceed 0.10% of the average daily net assets of the Fund in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of shares, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. However, the Distributor has agreed to waive a portion of these fees for each Fund.


      The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

                                      ---
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                                       13

             ------------------------------------------------------
             ------------------------------------------------------
                                  TAX MATTERS

      This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

      FEDERAL INCOME TAXES. Each Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.


      Shareholders of Institutional Liquid Reserves and Institutional U.S. Treasury Reserves are required to pay federal income tax on any dividends and other distributions received. Institutional Tax Free Reserves expects that most of its net income will be attributable to interest on Municipal Obligations and as a result most of the Fund's dividends to shareholders will be excludable from shareholders' gross income. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Fund may realize short-term and long-term capital gains or losses. Generally, distributions from a Fund's net investment income which are subject to tax and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of a Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.



      Fund dividends of tax-exempt income are taken into account in determining the amount of a shareholder's social security and railroad retirement benefits that may be subject to federal income tax. No deduction may be claimed for interest on indebtedness incurred or extended for the purpose of purchasing or carrying Fund shares. Investors who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying shares of Institutional Tax Free Reserves.


      The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.

      Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.


      STATE AND LOCAL TAXES. Distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes. Fund dividends which are excluded from shareholders' gross income for federal income tax purposes may not necessarily be exempt from the income or other tax laws of any state or local taxing authority. Investors should consult their own tax advisers in this regard.



      FOREIGN SHAREHOLDERS. The Fund will withhold U.S. federal income tax payments at a rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

             ------------------------------------------------------
             ------------------------------------------------------

                            PERFORMANCE INFORMATION


      Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.


      Each Fund may provide its period and average annualized "total rates of return" and Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves may also provide "tax equivalent total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during


                                      ---
                                      ---
such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. The "tax equivalent total rate of return" refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of the applicable Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves, the dividends from which may be exempt from federal and state personal income taxes, respectively, with the total rates of return of funds the dividends from which are not so tax exempt.



      Each Fund may provide annualized "yield" and "effective yield" quotations, and Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves may also provide "tax equivalent yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of the applicable Fund. The use of a tax equivalent yield allows investors to compare the yield of Institutional Tax Free Reserves and Institutional U.S. Treasury Reserves, the dividends from which may be exempt from federal and state personal income tax, respectively, with yields of funds the dividends from which are not so tax exempt. A Fund may also provide yield, effective yield and tax equivalent yield quotations for longer periods.



      Of course, any fees charged by a shareholder's Shareholder Servicing Agent will reduce that shareholder's net return on its investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Funds.

             ------------------------------------------------------
             ------------------------------------------------------

                              GENERAL INFORMATION



ORGANIZATION: Institutional Liquid Reserves and Institutional U.S. Treasury Reserves are diversified series, and Institutional Tax Free Reserves is a non-diversified series, of Landmark Institutional Trust, which is a Massachusetts business trust which was organized on July 8, 1992. Each Fund also is an open-end management investment company registered under the 1940 Act.


      Under the 1940 Act, a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. See "Risk Considerations" for information about non-diversified series and investment companies.

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

      Each Portfolio is a separate trust organized under the laws of the State of New York. The Declaration of Trust of each Portfolio provides that a Fund and other entities investing in a Portfolio are each liable for all obligations of that Portfolio. However, it is not expected that the liabilities of a Portfolio would ever exceed its assets.

VOTING AND OTHER RIGHTS: Landmark Institutional Trust (the "Trust") may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

                                      ---
                                      ---

      Institutional Liquid Reserves currently offers three classes of shares. Class A shares are described in this Prospectus. Class C and F shares have different expenses, which will affect performance. Shareholder Servicing Agents have information on the other classes (see inside back cover for telephone numbers).

      At any meeting of shareholders of a Fund, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Shareholder Servicing Agent is the holder of record.

      As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in a Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund.

CERTIFICATES: The Funds' Transfer Agent maintains a share register for shareholders of record, i.e., Shareholder Servicing Agents. Share certificates are not issued.

RETIREMENT PLANS: Investors in Institutional Liquid Reserves and Institutional U.S. Treasury Reserves may be able to establish new accounts in a Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Shareholder Servicing Agents and tax and retirement advisers.


EXPENSES: For the fiscal year ended August 31, 1996, total operating expenses of Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, after allocating to each Fund its share of its Portfolio's expenses and after giving effect to fee waivers or reimbursements, were as follows: for Institutional Liquid Reserves, 0.20% of the Fund's average daily net assets for that fiscal year; and for Institutional U.S. Treasury Reserves, 0.25% of the Fund's average daily net assets for that fiscal year. All fee waivers are voluntary and may be reduced or terminated at any time. Institutional Tax Free Reserves is newly organized and had no operations during the fiscal year ended August 31, 1996.

                 ---------------------------------------------

      The Statement of Additional Information dated the date hereof contains more detailed information about the Funds and the Portfolios, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrators, (iii) securities transactions,
(iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.


      No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

             ------------------------------------------------------
             ------------------------------------------------------

                                   APPENDIX A



                             PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES



      TREASURY RECEIPTS. Each Portfolio may invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.


      COMMERCIAL PAPER. Cash Reserves Portfolio may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

      ASSET-BACKED SECURITIES. Cash Reserves Portfolio may invest in asset-backed securities, which represent fractional interests in underlying pools of assets, such as car installment loans or credit card receivables. The rate of return on asset-backed securities may be affected by prepayment of the underlying loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield.

                                      ---
                                      ---

      REPURCHASE AGREEMENTS. Cash Reserves Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Portfolio a security at one price, subject to the Portfolio's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

      LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, each Portfolio may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Portfolio would not exceed 33 1/3% of the Portfolio's net assets.

      In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, the Portfolio could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Portfolio could experience a loss.

      PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. Each Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

      RESTRICTED SECURITIES. Tax Free Reserves Portfolio may purchase restricted securities that are not registered for sale to the general public. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. Institutional trading in restricted securities is relatively new, and the liquidity of the Portfolio's investments could be impaired if trading does not develop or declines.


      MUNICIPAL BONDS. Tax Free Reserves Portfolio may invest in municipal bonds, which are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.



      In addition, certain kinds of industrial development bonds ("IDBs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. IDBs are, in most cases, revenue bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many IDBs may not be readily marketable; however, the IDBs or the participation certificates in IDBs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.



      MUNICIPAL NOTES. Tax Free Reserves Portfolio may invest in municipal notes. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally,


                                      ---
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                                       17
to finance construction. Most TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that principal and interest of the maturing notes will be paid out of proceeds from notes or bonds to be issued concurrently or at a later date. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.



      VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS. Variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument and usually permit the holder to receive payment of principal and accrued interest upon a specified number of days' notice. Variable rate instruments in which Tax Free Reserves Portfolio may invest include participation interests in Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organization ("Participation Interests"). A variable rate instrument or a Participation Interest may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank, or an insurance policy of an insurance company. See "Stand-by Commitments." Purchase of a Participation Interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation. If interest rates rise or fall, the rates payable on variable rate instruments will generally be readjusted. As a result variable rate instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.



      STAND-BY COMMITMENTS. When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Portfolio also may acquire stand-by commitments from broker-dealers. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option with respect to a particular Municipal Obligation. The Portfolio intends to acquire stand-by commitments solely to facilitate liquidity. Stand-by commitments are subject to certain risks, which include the ability of the issuer of the commitment to pay for the Municipal Obligations at the time the commitment is exercised, the fact that the commitment is not marketable, and that the maturity of the underlying security will generally be different from that of the commitment.



      "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, Tax Free Reserves Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Portfolio at a future date beyond customary settlement time. Under normal circumstances, the Portfolio takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Portfolio establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio's commitments to purchase "when-issued" securities. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

             ------------------------------------------------------
             ------------------------------------------------------

                                   APPENDIX B



                       RATINGS OF MUNICIPAL OBLIGATIONS*



      The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and Fitch Investors Service, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.


---------------

* As described by the rating agencies, Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


                                      ---
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                                       18

                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                       TWO HIGHEST LONG-TERM DEBT RATINGS


      AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



      AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



      Note: Those bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1.


                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES


      Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating ("VMIG") may also be assigned to variable rate demand obligations. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends, for example, may be less important over the short run. Symbols are used as follows:



      MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



      MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                      TWO HIGHEST COMMERCIAL PAPER RATINGS


      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year.



      Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.


      Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
                       TWO HIGHEST LONG-TERM DEBT RATINGS


AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



      Plus (+) or minus (-): The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the "AA" rating category.


                                      ---
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                                       19

                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
                TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES


      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years most likely receive a long-term debt rating. The following criteria will be used in making that assessment:



      Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.


      Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


      Note rating symbols and definitions are as follows:



SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.



SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
                      TWO HIGHEST COMMERCIAL PAPER RATINGS


      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation (including commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.



A-1 -- A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



A-2 -- A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


                        DESCRIPTION OF STANDARD & POOR'S
                          RATINGS GROUP'S DUAL RATINGS


      Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.



      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").



                DESCRIPTION OF FITCH INVESTORS SERVICES, INC.'S

                            TWO HIGHEST BOND RATINGS


      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.



AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".


                                      ---
                                      ---

      Plus (+) Minus (-): The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the "AA" rating category.



                 DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S

               THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in timely manner.


F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".



F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.


                 DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S
                     THREE HIGHEST COMMERCIAL PAPER RATINGS

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".



F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurances for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.


                                      ---
                                      ---

------------------------------------------------------
             ------------------------------------------------------

                                   APPENDIX C



                         TAXABLE EQUIVALENT YIELD TABLE
             (RATES FOR 1996 UNDER FEDERAL PERSONAL INCOME TAX LAW)



      The table below shows the approximate taxable yields which are equivalent to tax-exempt bond yields under 1996 federal personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal personal income taxes, portions of such dividends from time to time may be subject to federal income taxes.


                                                              FEDERAL TABLE
           --------------------------------------------------------------------------------------------------------------

                    TAXABLE INCOME*                                             TAX-EXEMPT YIELD
        -------------------------------------------------------------------------------------------------------------
                                                         INCOME
                                                           TAX
        SINGLE RETURN             JOINT RETURN          BRACKET**       2.00%         2.50%         3.00%         3.50%
                   BUT                       BUT
      OVER       NOT OVER       OVER       NOT OVER                         EQUIVALENT TAXABLE YIELD
    $      0     $24,000      $      0     $40,100         15.00%          2.35%         2.94%         3.53%         4.12%
    $ 24,000     $58,150      $ 40,100     $96,900         28.00%          2.78%         3.47%         4.17%         4.86%
    $ 58,150     $121,300     $ 96,900     $147,700        31.00%          2.90%         3.62%         4.35%         5.07%
    $121,300     $263,750     $147,700     $263,750        36.00%          3.13%         3.91%         4.69%         5.47%
    $263,150                  $263,750                     39.60%          3.31%         4.14%         4.97%         5.79%


           -

        ----

        SING    4.00%         4.50%         5.00%         5.50%         6.00%         6.50%

      OVER
    $      0       4.71%         5.29%         5.88%         6.47%         7.06%         7.65%
    $ 24,000       5.56%         6.25%         6.94%         7.64%         8.33%         9.03%
    $ 58,150       5.80%         6.52%         7.25%         7.97%         8.70%         9.42%
    $121,300       6.25%         7.03%         7.81%         8.59%         9.38%        10.16%
    $263,150       6.62%         7.45%         8.28%         9.11%         9.93%        10.76%



 * Net amount subject to Federal income tax after deductions and exemptions.



** Effective Federal tax bracket for 1996. 1997 information is not available as of the date of this Prospectus.


                                      ---
                                      ---

------------------------------------------------------
             ------------------------------------------------------

                                  SHAREHOLDER
                                SERVICING AGENTS


FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR
SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

 --------------------------------------------------
LANDMARK FUNDS (LOGO)

    MONEY MARKET FUNDS:

    Cash Reserves

    Premium Liquid Reserves
    Institutional Liquid Reserves

    U.S. Treasury Reserves
    Premium U.S. Treasury Reserves
    Institutional U.S. Treasury Reserves

    Tax Free Reserves

    Institutional Tax Free Reserves


    California Tax Free Reserves
    Connecticut Tax Free Reserves
    New York Tax Free Reserves


    STOCK & BOND FUNDS:


    U.S. Government Income Fund

    Intermediate Income Fund
    National Tax Free Income Fund
    New York Tax Free Income Fund

    Balanced Fund
    Equity Fund

    Small Cap Equity Fund

    International Equity Fund

    Emerging Asian Markets Equity Fund

     TRUSTEES AND OFFICERS

     Philip W. Coolidge*,
     President
     Riley C. Gilley
     Diana R. Harrington
     Susan B. Kerley


     SECRETARY


     Linda T. Gibson*


     TREASURER
     John R. Elder*
     *Affiliated Person of
     Administrator and Distributor

     -----------------------------
     -----------------------------------------------------
     -----------------------------------------------------

     INVESTMENT ADVISER
     Citibank, N.A.
     153 East 53rd Street, New
     York, NY 10043

     ADMINISTRATOR AND DISTRIBUTOR
     The Landmark Funds
     Broker-Dealer Services, Inc.
     6 St. James Avenue, Boston,
     MA 02116
     (617) 423-1679

     TRANSFER AGENT AND CUSTODIAN
     State Street Bank and Trust
     Company
     225 Franklin Street, Boston,
     MA 02110


     AUDITORS
       (FOR LANDMARK INSTITUTIONAL
       LIQUID RESERVES)


     Price Waterhouse LLP
     160 Federal Street, Boston,
     MA 02110
       (FOR LANDMARK INSTITUTIONAL
       U.S. TREASURY RESERVES AND
       LANDMARK INSTITUTIONAL
       TAX FREE RESERVES)


     Deloitte & Touche LLP


     125 Summer Street, Boston, MA
     02110


     LEGAL COUNSEL
     Bingham, Dana & Gould LLP
     150 Federal Street, Boston,
     MA 02110

     -----------------------------
     -----------------------------------------------------
     -----------------------------------------------------
     SHAREHOLDER SERVICING AGENTS
     (See Inside of Cover)


     IM/P/97/RB         Printed on
     Recycled Paper(LOGO)


INSTITUTIONAL (LOGO)

LANDMARK FUNDS (LOGO)
LANDMARK

INSTITUTIONAL

LIQUID RESERVES
LANDMARK
INSTITUTIONAL
U.S. TREASURY
RESERVES


LANDMARK


INSTITUTIONAL

TAX FREE RESERVES
  PROSPECTUS
  January 2, 1997

Prospectus
January 2, 1997


                     Landmark Institutional Liquid Reserves

                 (A member of the Landmark(SM) Family of Funds)

                                 Class C Shares

         This Prospectus describes Class C shares of Landmark Institutional Liquid Reserves, a diversified money market mutual fund in the Landmark Family of Funds. Shares of the Fund are sold primarily to institutional investors. Citibank, N.A. is the investment adviser.

------------------------------------------------------------------------------


         UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, INSTITUTIONAL LIQUID RESERVES SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN CASH RESERVES PORTFOLIO. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE __.

------------------------------------------------------------------------------

         INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. PROSPECTIVE INVESTORS SHOULD ALSO BE AWARE THAT SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

------------------------------------------------------------------------------

         This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1997 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by calling 1-212-559-7119.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR

HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

         TABLE OF CONTENTS
Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expense Summary  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Risk Considerations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Valuation of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Purchases  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net Income and Distributions . . . . . . . . . . . . . . . . . . . . . . . . .
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . .
General Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Appendix -- Permitted Investments and
 Investment Practices  . . . . . . . . . . . . . . . . . . . . . . . . . . . .

PROSPECTUS SUMMARY

         See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes Class C shares of Landmark Institutional Liquid Reserves, a money market mutual fund. The Fund seeks its objective by investing its investable assets in Cash Reserves Portfolio, which has the same investment objective and policies as the Fund. There can be no assurance that the Fund will achieve its objective.

INVESTMENT OBJECTIVE AND POLICIES: The Fund's investment objective is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Through Cash Reserves Portfolio, the Fund invests in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.

INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser. Citibank and its affiliates manage more than $83 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Fund through a Service Agent on any Business Day. See "Purchases" and "Redemptions."

PRICING: Class C shares of the Fund are purchased and redeemed at net asset value (normally $1.00 per share), without a sales load or redemption fees. While there are no sales loads, shares are subject to a distribution fee.

DIVIDENDS: Dividends are declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."

REINVESTMENT: Dividends may be received either in cash or in Fund shares of the same class at net asset value. See "Net Income and Distributions."

WHO SHOULD INVEST: The Fund is designed for investors seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration. The Fund is also designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term, U.S. dollar-denominated money market obligations issued by U.S. and non-U.S. issuers. See "Investment Information."

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objective. In addition, while the Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

         Investors in the Fund should be able to assume the special risks of investing in non-U.S. securities, which include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. In addition, the prices of securities of non-U.S. issuers may be more volatile than those of comparable U.S. issuers.

         Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.

EXPENSE SUMMARY


The following table summarizes estimated shareholder transaction and annual operating expenses for Class C shares of the Fund and for the Portfolio.* The Fund invests all of its investable assets in the Portfolio. The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. For more information on costs and expenses, see "Management" -- page __ and "General Information -- Expenses" -- page __.

                                                                  Institutional
                                                                     Liquid
                                                                    Reserves
                                                                 Class C Shares
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES  . . . . . . . . . . . . . . . . . . . None
ANNUAL FUND OPERATING EXPENSES,
         AFTER FEE WAIVERS AND REIMBURSEMENTS
         (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Investment Management Fee(1)  . . . . . . . . . . . . . . . . . . . . . .06%
12b-1 Fees (including service fees)(1)(2) . . . . . . . . . . . . . . . .10%
Administrative Services Fees (1)  . . . . . . . . . . . . . . . . . . . .05%
Other Expenses(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . .09%
Total Fund Operating Expenses(1)  . . . . . . . . . . . . . . . . . . . .30%


* This table is intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers.

(1) Absent fee waivers and reimbursements, investment management fees, 12b-1 fees, administrative services fees, other expenses and total fund operating expenses would be .15%, .10%, .40%, .09% and .74%. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels.

(2) Fees under the 12b-1 service plan are asset-based sales charges. Long-term shareholders in Class C shares of the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment in Class C shares, assuming redemption at the end of each period indicated below:


    ONE YEAR      THREE YEARS      FIVE YEARS        TEN YEARS
      $3             $10              $17               $38


The Example assumes a 5% annual return and that all dividends are reinvested, and expenses are based on the Fund's fiscal year ended August 31, 1996, after waivers and reimbursements and adjusted to reflect the expenses of Class C shares. No Class C shares were outstanding during the Fund's fiscal year ended August 31, 1996. If waivers and reimbursements were not in place, the amounts in the Example would be $8, $24, $41 and $92. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



INVESTMENT INFORMATION

INVESTMENT OBJECTIVE: The investment objective of the Fund is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

         The investment objective of the Fund may be changed by its Trustees without approval by shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.


INVESTMENT POLICIES: The Fund seeks its objective by investing all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks the same objective as the Fund by investing in high quality U.S. dollar-denominated money market instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. The U.S. Government obligations in which the Portfolio invests include U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. For more information regarding the Portfolio's permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page __.


CERTAIN ADDITIONAL INVESTMENT POLICIES:
         $1.00 NET ASSET VALUE. The Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."

         MATURITY AND QUALITY. All of the Portfolio's investments mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All of the Portfolio's investments are in high quality securities which have been determined by the Adviser to present minimal credit risks. To meet the Portfolio's high quality standards a security must be rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.


         PERMITTED INVESTMENTS. For more information regarding permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page __. The Fund will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserves the right to do so.


         INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund and the Portfolio. Certain of these specific restrictions may not be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Portfolio's securities will not be a violation of policy.

         BROKERAGE TRANSACTIONS. The primary consideration in placing the Portfolio's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.


RISK CONSIDERATIONS

The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

         "CONCENTRATION" IN BANK OBLIGATIONS. The Portfolio invests more than 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental, and may not be changed without the consent of the Portfolio's investors. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

         NON-U.S. SECURITIES. Investors in the Fund should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Portfolio assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Portfolio.


         INVESTMENT PRACTICES. Certain of the investment practices employed for the Portfolio may entail certain risks. See the Appendix -- Permitted Investments and Investment Practices on page __.


         SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks its investment objective by investing all of its investable assets in the Portfolio, a registered investment company. The Portfolio has the same investment objective and policies as the Fund. In addition to selling beneficial interests to the Fund, the Portfolio may sell beneficial interests to other mutual funds, collective investment vehicles, or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Fund's distributor, LFBDS.

         The investment objective of the Fund may be changed by its Trustees without the approval of shareholders, but not without written notice thereof to shareholders at least 30 days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and, if the Fund is then invested in the Portfolio, notice to Fund shareholders) at least 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See "Investment Objective, Policies and Restrictions -- Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of the Fund and the Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund or Portfolio. Except as stated otherwise, all investment guidelines, policies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

         Certain changes in the Portfolio's investment objective, policies or restrictions or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may preclude the Fund from investing its investable assets in the Portfolio or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in kind" distribution of securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing. The absence of substantial experience with this investment structure could have an adverse effect on an investment in the Fund.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. If the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by such shareholders. The Fund will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

         The Fund may withdraw its investment from the Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above. In the event the Fund's Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action.


     For a description of the management of the Portfolio, see "Management"
-- page __. For descriptions of the expenses of the Portfolio, see "Management" and "General Information -- Expenses" -- page __. For a description of the investment objective, policies and restrictions of the Portfolio, see "Investment Information" -- page __.



VALUATION OF SHARES

         Net asset value per share of each class of shares of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 3:00 p.m., Eastern time, by adding the market value of all securities and other assets attributable to the class of shares of the Fund (including its interest in the Portfolio), then subtracting the liabilities charged to that class, and then dividing the result by the number of outstanding shares of that class. The amortized cost method of valuing Portfolio securities is used in order to stabilize the net asset value of shares of each class of the Fund at $1.00; however, there can be no assurance that the Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.

         The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Portfolio would receive if the security were sold.


PURCHASES

         Class C shares are offered continuously and may be purchased on any Business Day at the public offering price. Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Customers of Citicorp Investment Services (CIS), a Service Agent, will purchase shares through an account with CIS and should contact CIS at 1-800-846-5200 (customers in New York City may call 212-820-2380) for details. Customers of other Service Agents should contact those Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly.

         The public offering price of Class C shares is the net asset value (normally $1.00 per share) next determined after an order in proper form is received and accepted by the Transfer Agent. The Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Each Service Agent is responsible for transmitting promptly orders of its customers.

         Service Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.


REDEMPTIONS

         Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by the Transfer Agent. Each Service Agent is responsible for the prompt transmission of redemption orders to the Fund on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Investors should consult their Service Agents for details. If a redeeming shareholder owns shares of more than one class, shares will be redeemed by order of shares of the class with the highest total expense ratio first and then in descending order by expense ratio, unless the shareholder specifically requests otherwise.

         REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

         REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service

Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

         PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).

         Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.


NET INCOME AND DISTRIBUTIONS

         The net income of the Fund is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 3:00 p.m., Eastern time. All the net income of the Fund is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last Business Day of each month. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of full and fractional additional Class C shares at the rate of one Class C share for each one dollar of dividend income.

         Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each class of shares of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

         It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


MANAGEMENT

TRUSTEES AND OFFICERS: The Fund is supervised by the Board of Trustees of Landmark Institutional Trust. The Portfolio is supervised by its own Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Fund are different from a majority of the disinterested Trustees of the Portfolio. More information on the Trustees and officers of the Fund and the Portfolio appears under "Management" in the Statement of Additional Information.

INVESTMENT ADVISER: CITIBANK. The Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $83 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp.

         Citibank manages the assets of the Portfolio pursuant to an Investment Advisory Agreement. Subject to policies set by the Portfolio's Trustees, Citibank makes investment decisions for the Portfolio.

         ADVISORY FEES. For its services under the Investment Advisory Agreement, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.

     For the fiscal year ended August 31, 1996, the investment advisory fees paid to Citibank from Cash Reserves Portfolio were, after waiver, 0.06% of the Portfolio's average daily net assets for that fiscal year.


         BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund and the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

         BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund or the Portfolio. Citibank believes that its services under the Investment Advisory Agreement and the activities performed by it or its affiliates as Service Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub- administrator or a Service Agent, the Fund or Portfolio would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATORS: LFBDS provides certain administrative services to the Fund and Signature Financial Group (Cayman), Ltd. ("SFG") provides certain administrative services to the Portfolio, in each case under administrative services agreements. These administrative services include providing general office facilities, supervising the overall administration of the Fund and the Portfolio, and providing persons satisfactory to the Boards of Trustees to serve as Trustees and officers of the Fund and Portfolio. These Trustees and officers may be directors, officers or employees of LFBDS, SFG or their affiliates.

         For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of the Fund and 0.05% of the assets of the Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators has voluntarily agreed to waive a portion of the fees payable to it.

         LFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc. "Landmark" is a service mark of LFBDS.

SUB-ADMINISTRATOR: Pursuant to sub-administrative services agreements, Citibank performs such sub-administrative duties for the Fund and the Portfolio as from time to time are agreed upon by Citibank and LFBDS or SFG. Citibank's compensation as sub-administrator is paid by LFBDS or SFG.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company (or its affiliate State Street Canada, Inc.) acts as transfer agent and dividend disbursing agent for the Fund. State Street (or its affiliate State Street Canada, Inc.) acts as the custodian of the Fund's and the Portfolio's assets. Securities held for the Portfolio may be held by a sub-custodian bank approved by the Portfolio's Trustees. State Street also provides fund accounting services to the Fund and the Portfolio and calculates the daily net asset value for the Fund and the Portfolio.

DISTRIBUTION ARRANGEMENTS: LFBDS is the Distributor of the Fund's shares. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets attributable to Class C shares of the Fund. These fees may be used to make payments to the Distributor for distribution services, and to Service Agents and others in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

         During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Fund to pay fees to the Distributor,

Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

         Class C shares have exclusive voting rights with respect to the Service Plan.


         Securities dealers and other financial institutions may receive different compensation with respect to sales of different classes of Fund shares. Service Agents which are banks or financial institutions will receive transaction fees that are equal to the commissions paid to securities brokers. The Distributor, at its expense, may from time to time make payments for marketing, promotional or related expenses to brokers and/or dealers who engage in marketing efforts on behalf of the Fund. The amounts of such payments will be determined by LFBDS in its sole discretion and may vary among different brokers and/or dealers. In some instances, these incentives may be offered to certain brokers who have sold or may sell significant number of shares of the Fund. From time to time the Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and any other sources available to it.



TAX MATTERS

         This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

         The Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

         Shareholders are required to pay federal income tax on any dividends and other distributions received. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

         Distributions derived from interest on U.S. Government obligations may be exempt from state and local taxes in certain states. Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

         The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.

         Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.


PERFORMANCE INFORMATION

         Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield and total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

         The Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

         The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund may also provide yield and effective yield quotations for longer periods.

         Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.


GENERAL INFORMATION


ORGANIZATION: The Fund is a diversified series of Landmark Institutional Trust, which is a Massachusetts business trust which was organized on July 8, 1992. The Fund also is an open-end management investment company registered under the 1940 Act.


         Under the 1940 Act, a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.


         The Portfolio is a trust organized under the laws of the State of New York. The Declaration of Trust of the Portfolio provides that the Fund and other entities investing in the Portfolio are each liable for all obligations of the Portfolio. However, it is not expected that the liabilities of the Portfolio would ever exceed its assets.


VOTING AND OTHER RIGHTS: Landmark Institutional Trust may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote. The Trust currently has two series.


         The Fund has authority to issue multiple classes of shares, including the Class C shares described in this Prospectus. All classes are sold without sales charges or redemption fees. The other classes of shares may be subject to different distribution fees from Class C shares; this may affect performance. For more information about the other classes of shares investors may call 1-212-559-7119 or consult their Service Agents. All classes of shares may not be available through an investor's Service Agent. Only Class A shares were outstanding during the Fund's fiscal year ended August 31, 1996.


         At any meeting of shareholders of the Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Service Agent is the holder of record.


         The Trust's activities are supervised by the Trust's Board of Trustees. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's or the Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by each class, dividends and proceeds generally will be lower for Class C shares than for Class A shares and higher than for Class F shares.


CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agents and tax and retirement advisers.


EXPENSES: For the fiscal year ended August 31, 1996, total operating expenses of the Fund, after allocating to the Fund its share of the Portfolio's expenses and after giving effect to fee waivers or reimbursements, were .17% of the Fund's average daily net assets for that fiscal year. No Class C shares were outstanding during that fiscal year. Expenses of Class C shares will generally be higher than those of Class A shares and lower than those of Class F shares. All fee waivers are voluntary and may be reduced or terminated at any time.


COUNSEL AND INDEPENDENT AUDITORS: Bingham, Dana & Gould LLP, Boston, Massachusetts, is counsel for the Fund. Price Waterhouse LLP, Boston, Massachusetts, serves as independent auditor for the Fund.

                              ------------------------

         The Statement of Additional Information dated the date hereof contains more detailed information about the Fund and the Portfolio, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrators, (iii) securities transactions,
(iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.

         No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                    APPENDIX
                           PERMITTED INVESTMENTS AND
                              INVESTMENT PRACTICES



         TREASURY RECEIPTS. The Portfolio may invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.

         COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities, which represent fractional interests in underlying pools of assets, such as car installment loans or credit card receivables. The rate of return on asset-backed securities may be affected by prepayment of the underlying loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield.

         REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Portfolio a security at one price, subject to the Portfolio's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, the Portfolio may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Portfolio would not exceed 33 1/3% of the Portfolio's net assets.

         In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, the Portfolio could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Portfolio could experience a loss.

         PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

LANDMARK FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves

Institutional Tax Free Reserves


California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
Small Cap Equity Fund
International Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
SECRETARY

Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110





LANDMARK
INSTITUTIONAL
LIQUID RESERVES

CLASS C SHARES


PROSPECTUS

JANUARY 2, 1997

Prospectus
January,  1997




                     Landmark Institutional Liquid Reserves
                  (A member of the Landmark(SM) Family of Funds)
                                 Class F Shares

         This Prospectus describes Class F shares of Landmark Institutional Liquid Reserves, a diversified money market mutual fund in the Landmark Family of Funds. Shares of the Fund are sold primarily to institutional investors. Citibank, N.A. is the investment adviser.

------------------------------------------------------------------------------


         UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, INSTITUTIONAL LIQUID RESERVES SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN CASH RESERVES PORTFOLIO. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE __.


------------------------------------------------------------------------------

         INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. PROSPECTIVE INVESTORS SHOULD ALSO BE AWARE THAT SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

------------------------------------------------------------------------------


         This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1997 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by calling 1-212-559-7119.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR

HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.

  TABLE OF CONTENTS
  Prospectus Summary.........................
  Expense Summary............................
  Investment Information.....................
  Risk Considerations........................
  Valuation of Shares........................
  Purchases..................................
  Redemptions................................
  Net Income and Distributions...............
  Management.................................
  Tax Matters................................
  Performance Information....................
  General Information........................
  Appendix -- Permitted Investments and
        Investment Practices.................

PROSPECTUS SUMMARY

         See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes Class F shares of Landmark Institutional Liquid Reserves, a money market mutual fund. The Fund seeks its objective by investing its investable assets in Cash Reserves Portfolio, which has the same investment objective and policies as the Fund. There can be no assurance that the Fund will achieve its objective.

INVESTMENT OBJECTIVE AND POLICIES: The Fund's investment objective is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Through Cash Reserves Portfolio, the Fund invests in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.

INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser. Citibank and its affiliates manage more than $83 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Fund through a Service Agent on any Business Day. See "Purchases" and "Redemptions."

PRICING: Class F shares of the Fund are purchased and redeemed at net asset value (normally $1.00 per share), without a sales load or redemption fees. While there are no sales loads, shares are subject to a distribution fee.

DIVIDENDS: Dividends are declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."

REINVESTMENT: Dividends may be received either in cash or in Fund shares of the same class at net asset value. See "Net Income and Distributions."

WHO SHOULD INVEST: The Fund is designed for investors seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration. The Fund is also designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term, U.S. dollar-denominated money market obligations issued by U.S. and non-U.S. issuers. See "Investment Information."


RISK FACTORS: There can be no assurance that the Fund will achieve its investment objective. In addition, while the Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.


         Investors in the Fund should be able to assume the special risks of investing in non-U.S. securities, which include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. In addition, the prices of securities of non-U.S. issuers may be more volatile than those of comparable U.S. issuers.

         Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.


EXPENSE SUMMARY


The following table summarizes estimated shareholder transaction and annual operating expenses for Class F shares of the Fund and for the Portfolio.* The Fund invests all of its investable assets in the Portfolio. The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. For more information on costs and expenses, see "Management" -- page __ and "General Information -- Expenses" -- page __.

                                                                 Institutional
                                                                 Liquid Reserves
                                                                 Class F Shares
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES....................                None
ANNUAL FUND OPERATING EXPENSES,
         AFTER FEE WAIVERS AND REIMBURSEMENTS
         (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Investment Management Fee(1)........................                .06%
12b-1 Fees (including service fees)(1)(2)...........                .80%
Administrative Services Fees(1).....................                .05%
Other Expenses(1)...................................                .09%
Total Fund Operating Expenses(1)....................                1.00%


* This table is intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers.

(1) Absent fee waivers and reimbursements, investment management fees, 12b-1 fees, administrative services fees, other expenses and total fund operating expenses would be .15%, .80%, .40%, .09% and 1.44%. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels.

(2) Fees under the 12b-1 service plan are asset-based sales charges. Long-term shareholders in Class F shares of the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment in Class F shares, assuming redemption at the end of each period indicated below:

 ONE YEAR              THREE YEARS             FIVE YEARS              TEN YEARS


   $10                    $32                     $55                     $122


The Example assumes a 5% annual return and that all dividends are reinvested, and expenses are based on the Fund's fiscal year ended August 31, 1996, after waivers and reimbursements and adjusted to reflect the expenses of Class F shares. No Class F shares were outstanding during the Fund's fiscal year ended August 31, 1996. If waivers and reimbursements were not in place, the amounts in the Example would be $15, $46, $79 and $142. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



INVESTMENT INFORMATION

INVESTMENT OBJECTIVE: The investment objective of the Fund is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

         The investment objective of the Fund may be changed by its Trustees without approval by shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.


INVESTMENT POLICIES: The Fund seeks its objective by investing all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks the same objective as the Fund by investing in high quality U.S. dollar-denominated money market instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. The U.S. Government obligations in which the Portfolio invests include U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. For more information regarding the Portfolio's permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page __.

CERTAIN ADDITIONAL INVESTMENT POLICIES
         $1.00 NET ASSET VALUE. The Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."

         MATURITY AND QUALITY. All of the Portfolio's investments mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All of the Portfolio's investments are in high quality securities which have been determined by the Adviser to present minimal credit risks. To meet the Portfolio's high quality standards a security must be rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.


         PERMITTED INVESTMENTS. For more information regarding permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page __. The Fund will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserves the right to do so.


         INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund and the Portfolio. Certain of these specific restrictions may not be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Portfolio's securities will not be a violation of policy.

         BROKERAGE TRANSACTIONS. The primary consideration in placing the Portfolio's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.

RISK CONSIDERATIONS

The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

         "CONCENTRATION" IN BANK OBLIGATIONS. The Portfolio invests more than 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental, and may not be changed without the consent of the Portfolio's investors. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

         NON-U.S. SECURITIES. Investors in the Fund should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Portfolio assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Portfolio.


         INVESTMENT PRACTICES. Certain of the investment practices employed for the Portfolio may entail certain risks. See the Appendix -- Permitted Investments and Investment Practices on page __.


         SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks its investment objective by investing all of its investable assets in the Portfolio, a registered investment company. The Portfolio has the same investment objective and policies as the Fund. In addition to selling beneficial interests to the Fund, the Portfolio may sell beneficial interests to other mutual funds, collective investment vehicles, or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Fund's distributor, LFBDS.

         The investment objective of the Fund may be changed by its Trustees without the approval of shareholders, but not without written notice thereof to shareholders at least 30 days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and, if the Fund is then invested in the Portfolio, notice to Fund shareholders) at least 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See "Investment Objective, Policies and Restrictions -- Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of the Fund and the Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund or Portfolio. Except as stated otherwise, all investment guidelines, policies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

         Certain changes in the Portfolio's investment objective, policies or restrictions or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may preclude the Fund from investing its investable assets in the Portfolio or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in kind" distribution of securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing. The absence of substantial experience with this investment structure could have an adverse effect on an investment in the Fund.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. If the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by such shareholders. The Fund will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

         The Fund may withdraw its investment from the Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above. In the event the Fund's Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action.


         For a description of the management of the Portfolio, see "Management" -- page __. For descriptions of the expenses of the Portfolio, see "Management" and "General Information -- Expenses" -- page __. For a description of the investment objective, policies and restrictions of the Portfolio, see "Investment Information" -- page __.

VALUATION OF SHARES

         Net asset value per share of each class of shares of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 3:00 p.m., Eastern time, by adding the market value of all securities and other assets attributable to the class of shares of the Fund (including its interest in the Portfolio), then subtracting the liabilities charged to that class, and then dividing the result by the number of outstanding shares of that class. The amortized cost method of valuing Portfolio securities is used in order to stabilize the net asset value of shares of each class of the Fund at $1.00; however, there can be no assurance that the Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.

         The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Portfolio would receive if the security were sold.


PURCHASES

         Class F shares are offered continuously and may be purchased on any Business Day at the public offering price. Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Customers of Citicorp Investment Services (CIS), a Service Agent, will purchase shares through an account with CIS and should contact CIS at 1-800-846-5200 (customers in New York City may call 212-820-2380) for details. Customers of other Service Agents should contact those Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly.

         The public offering price of Class F shares is the net asset value (normally $1.00 per share) next determined after an order in proper form is received and accepted by the Transfer Agent. The Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Each Service Agent is responsible for transmitting promptly orders of its customers.

         Service Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.


REDEMPTIONS


         Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by the Transfer Agent. Each Service Agent is responsible for the prompt transmission of redemption orders to the Fund on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Investors should consult their Service Agents for details. If a redeeming shareholder owns shares of more than one class, shares will be redeemed by order of shares of the class with the highest total expense ratio first and then in descending order by expense ratio, unless the shareholder specifically requests otherwise.


         REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

         REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

         PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).

         Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.


NET INCOME AND DISTRIBUTIONS

         The net income of the Fund is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 3:00 p.m., Eastern time. All the net income of the Fund is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last Business Day of each month. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of full and fractional additional Class F shares at the rate of one Class F share for each one dollar of dividend income.

         Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each class of shares of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

         It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


MANAGEMENT

TRUSTEES AND OFFICERS: The Fund is supervised by the Board of Trustees of Landmark Institutional Trust. The Portfolio is supervised by its own Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Fund are different from a majority of the disinterested Trustees of the Portfolio. More information on the Trustees and officers of the Fund and the Portfolio appears under "Management" in the Statement of Additional Information.

INVESTMENT ADVISER: CITIBANK. The Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $83 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp.

         Citibank manages the assets of the Portfolio pursuant to an Investment Advisory Agreement. Subject to policies set by the Portfolio's Trustees, Citibank makes investment decisions for the Portfolio.

         ADVISORY FEES. For its services under the Investment Advisory Agreement, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.


         For the fiscal year ended August 31, 1996, the investment advisory fees paid to Citibank from Cash Reserves Portfolio were, after waiver, 0.06% of the Portfolio's average daily net assets for that fiscal year.


         BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund and the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

         BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund or the Portfolio. Citibank believes that its services under the Investment Advisory Agreement and the activities performed by it or its affiliates as Service Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Service

Agent, the Fund or Portfolio would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATORS: LFBDS provides certain administrative services to the Fund and Signature Financial Group (Cayman), Ltd. ("SFG") provides certain administrative services to the Portfolio, in each case under administrative services agreements. These administrative services include providing general office facilities, supervising the overall administration of the Fund and the Portfolio, and providing persons satisfactory to the Boards of Trustees to serve as Trustees and officers of the Fund and Portfolio. These Trustees and officers may be directors, officers or employees of LFBDS, SFG or their affiliates.

         For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of the Fund and 0.05% of the assets of the Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators has voluntarily agreed to waive a portion of the fees payable to it.

         LFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc. "Landmark" is a service mark of LFBDS.

SUB-ADMINISTRATOR: Pursuant to sub-administrative services agreements, Citibank performs such sub-administrative duties for the Fund and the Portfolio as from time to time are agreed upon by Citibank and LFBDS or SFG. Citibank's compensation as sub-administrator is paid by LFBDS or SFG.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company (or its affiliate State Street Canada, Inc.) acts as transfer agent and dividend disbursing agent for the Fund. State Street (or its affiliate State Street Canada, Inc.) acts as the custodian of the Fund's and the Portfolio's assets. Securities held for the Portfolio may be held by a sub-custodian bank approved by the Portfolio's Trustees. State Street also provides fund accounting services to the Fund and the Portfolio and calculates the daily net asset value for the Fund and the Portfolio.

DISTRIBUTION ARRANGEMENTS: LFBDS is the Distributor of the Fund's shares.
Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.80% of the average daily net assets attributable to Class F shares of the Fund. These fees may be used to make payments to the Distributor for distribution services, and to Service Agents and others in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

         During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

         Class F shares have exclusive voting rights with respect to the Service Plan.


         Securities dealers and other financial institutions may receive different compensation with respect to sales of different classes of Fund shares. Service Agents which are banks or financial institutions will receive transaction fees that are equal to the commissions paid to securities brokers. The Distributor, at its expense, may from time to time make payments for marketing, promotional or related expenses to brokers and/or dealers who engage in marketing efforts on behalf of the Fund. The amounts of such payments will be determined by LFBDS in its sole discretion and may vary among different brokers and/or dealers. In some instances, these incentives may be offered to certain brokers who have sold or may sell significant number of shares of the Fund. From time to time the Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and any other sources available to it.

TAX MATTERS

         This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

         The Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

         Shareholders are required to pay federal income tax on any dividends and other distributions received. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

         Distributions derived from interest on U.S. Government obligations may be exempt from state and local taxes in certain states. Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

         The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.

         Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.


PERFORMANCE INFORMATION

         Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield and total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

         The Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

         The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund may also provide yield and effective yield quotations for longer periods.

         Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.


GENERAL INFORMATION

ORGANIZATION: The Fund is a diversified series of Landmark Institutional Trust, which is a Massachusetts business trust which was organized on July 8, 1992. The Fund also is an open-end management investment company registered under the 1940 Act.

         Under the 1940 Act, a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.


         The Portfolio is a trust organized under the laws of the State of New York. The Declaration of Trust of the Portfolio provides that the Fund and other entities investing in the Portfolio are each liable for all obligations of the Portfolio. However, it is not expected that the liabilities of the Portfolio would ever exceed its assets.


VOTING AND OTHER RIGHTS: Landmark Institutional Trust may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote. The Trust currently has two series.


         The Fund has authority to issue multiple classes of shares, including the Class F shares described in this Prospectus. All classes are sold without sales charges or redemption fees. The other classes of shares may be subject to lower distribution fees than Class F shares; this may affect performance. For more information about the other classes of shares investors may call 1-212-559-7119 or consult their Service Agents. All classes of shares may not be available through an investor's Service Agent. Only Class A shares were outstanding during the Fund's fiscal year ended August 31, 1996.


         At any meeting of shareholders of the Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Service Agent is the holder of record.

         The Trust's activities are supervised by the Trust's Board of Trustees. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's or the Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by each class, dividends and proceeds generally will be lower for Class F shares than for Class A and Class C shares.


CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agents and tax and retirement advisers.


EXPENSES: For the fiscal year ended August 31, 1996, total operating expenses of the Fund, after allocating to the Fund its share of the Portfolio's expenses and after giving effect to fee waivers or reimbursements, were .17% of the Fund's average daily net assets for that fiscal year. No Class F shares were outstanding during that fiscal year. Expenses of Class F shares will generally be higher than those of Class A and Class C shares. All fee waivers are voluntary and may be reduced or terminated at any time.


COUNSEL AND INDEPENDENT AUDITORS: Bingham, Dana & Gould LLP, Boston, Massachusetts, is counsel for the Fund. Price Waterhouse LLP, Boston, Massachusetts, serves as independent auditor for the Fund.

         ------------------------------

         The Statement of Additional Information dated the date hereof contains more detailed information about the Fund and the Portfolio, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrators, (iii) securities transactions,
(iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.

         No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                    APPENDIX
                           PERMITTED INVESTMENTS AND
                              INVESTMENT PRACTICES

         TREASURY RECEIPTS. The Portfolio may invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.

         COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities, which represent fractional interests in underlying pools of assets, such as car installment loans or credit card receivables. The rate of return on asset-backed securities may be affected by prepayment of the underlying loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield.

         REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Portfolio a security at one price, subject to the Portfolio's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, the Portfolio may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Portfolio would not exceed 33 1/3% of the Portfolio's net assets.

         In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, the Portfolio could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Portfolio could experience a loss.

         PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

LANDMARK FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves

Institutional Tax Free Reserves




California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves


STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
Small Cap Equity Fund
International Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
SECRETARY

Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110



LANDMARK
INSTITUTIONAL
LIQUID RESERVES

CLASS F SHARES



PROSPECTUS

JANUARY 2, 1997

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



LANDMARK INSTITUTIONAL LIQUID RESERVES                           January 2, 1997


LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES


LANDMARK INSTITUTIONAL TAX FREE RESERVES

(Members of the Landmark(SM) Family of Funds)


         Landmark Institutional Liquid Reserves ("Liquid Reserves"), Landmark Institutional U.S. Treasury Reserves ("U.S. Treasury Reserves") and Landmark Institutional Tax Free Reserves ("Tax Free Reserves" and together with Liquid Reserves and U.S. Treasury Reserves, the "Funds") are each separate series of Landmark Institutional Trust (the "Trust"). The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679. The Trust invests all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in, respectively, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (the "Portfolios"). The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address and telephone number of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679.


         FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Table of Contents                                                     Page
-----------------                                                     ----
The Funds
Investment Objectives, Policies and Restrictions
Performance Information
Determination of Net Asset Value
Management
Portfolio Transactions
Description of Shares, Voting Rights and Liabilities
Certain Additional Tax Matters
Independent Accountants and Financial Statements

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus, dated January 2, 1997, by which shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Funds' Distributor (see back cover for address and phone number)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS


         The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Shares of the Trust are divided into three separate series, Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, which are described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 2, 1997, of the Funds by which shares of the Funds are offered.


         Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund."
The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


         The Trust seeks the investment objectives of the Funds by investing all the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in, respectively, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Cash Reserves Portfolio and U.S. Treasury Reserve Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.


         Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to each of the Portfolios. The Adviser manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for each Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.


         The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Administrator") supervises the overall administration of the Trust, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio. Signature Financial Group (Cayman), Ltd. ("SFG") supervises the overall administration of Cash Reserves Portfolio. The Boards of Trustees of the Trust and the Portfolios provide broad supervision over the affairs of the Trust and of the Portfolios, respectively. Shares of each Fund are continuously sold by LFBDS, the Funds' distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the Trust with respect to that Fund (collectively, "Shareholder Servicing Agents"). Although shares of the Funds are sold without a sales load, LFBDS may receive fees from the Funds pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


              2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                             INVESTMENT OBJECTIVES

         The investment objectives of LANDMARK INSTITUTIONAL LIQUID RESERVES are to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

         The investment objectives of LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES are to provide shareholders of the Fund with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.


         The investment objectives of LANDMARK INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.


         The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objective.


                              INVESTMENT POLICIES


         The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in, respectively, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectus contains a discussion of the various types of securities in which each Portfolio may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and each Portfolio. Since the investment characteristics of each Fund will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

         The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Liquid Reserves with respect to bank obligations described in paragraph (1) below for Cash Reserves Portfolio, which is fundamental and may not be changed without the approval of Liquid Reserves' shareholders, and except for the policy of Tax Free Reserves with respect to municipal obligations described in paragraph (1) below for Tax Free Reserves Portfolio, which is fundamental and may not be changed without the approval of Tax Free Reserves' shareholders, the approval of a Fund's shareholders would not be required to change any of that Fund's investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below for Cash Reserves Portfolio, which is fundamental and may not be changed without the approval of Cash Reserves Portfolio's investors, and except for the policy of Tax Free Reserves Portfolio with respect to municipal obligations described in paragraph (1) below for Tax Free Reserve Portfolio, which is fundamental and may not be changed without the approval of Tax Free Reserves' investors, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of that Portfolio's investment policies discussed below, including those concerning securities transactions.




                            Cash Reserves Portfolio



         Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "high quality" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.



                 (1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the

                 Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio.


                          U.S. banks organized under federal law are supervised
                 and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.



                          Cash Reserves Portfolio limits its investments in
                 non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.



                          Since Cash Reserves Portfolio may hold obligations of
                 non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.


                          The provisions of federal law governing the
                 establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.



                          U.S. branches of non-U.S. banks are subject to the
                 laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.



                          Non-U.S. banks in whose obligations Cash Reserves
                 Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.



                 (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph 1 above in connection with the purchase of non-U.S. bank obligations.



                 (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Ratings Group or, if not rated, determined to be of comparable quality by the Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's.



                 (4) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.


                 (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments.



                 (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")



        Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes;

however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.


ASSET-BACKED SECURITIES



                 As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.



                 Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities that may be developed in the future.



                        U.S. Treasury Reserves Portfolio



                 U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements.


                          Tax Free Reserves Portfolio


         Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions and by other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio invests more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this "concentration" in these bank participation certificates, an investment in Fund shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) The Portfolio may hold uninvested cash reserves pending investment. The Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

         For a general discussion of Municipal Obligations and an explanation of the ratings of Municipal Obligations by Moody's Investors Service, Inc., Standard & Poor's Rating Group and Fitch Investors Service, Inc., see Appendix B to the Prospectus. For a comparison of yields on such Municipal Obligations and taxable securities, see Appendix C to the Prospectus.

         All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less.
The maturities of variable rate instruments held by the Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by the Portfolio are "eligible securities" (rated in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating organizations (each a "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigned a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by or on behalf of the Portfolio's Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests). (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. The Portfolio's Board of Trustees has determined that Municipal Obligations which are backed by the full faith and credit of the U.S. Government are considered to have a rating equivalent to Moody's Aaa. (See Appendix B to the Prospectus.)

         As a fundamental policy, the investments of the Portfolio will be made primarily (i.e., at least 80% of its assets under normal circumstances) in:

         (1) Municipal bonds with remaining maturities of one year or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's Investors Service, Inc. ("Moody's") or within the AAA or AA categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Fitch Investors Service, Inc.("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

         (2) Municipal notes with remaining maturities of one year or less that at the date of purchase are rated MIG-1/VMIG 1 or MIG-2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+,F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Adviser. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

         Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by the Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems, the Adviser adopts such changed ratings as standards for its future investments in accordance with the investment policies contained herein. Certain Municipal Obligations issued by instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Portfolio's Board of Trustees has determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. Government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (i.e., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch), or where the obligations are not freely transferable, the Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

         The Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

         Variable rate instruments that Tax Free Reserves Portfolio may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

         The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Portfolio will decide which variable rate instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet the Portfolio's high quality criteria. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the liquidity feature described below.

         Variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. A participation interest gives the Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by or on behalf of the Board of Trustees of the Portfolio to meet the prescribed quality standards of the Portfolio. The Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. The Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high quality credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of the Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation of 2 1/2% of the first $30 million of the Portfolio's average net assets, 2% of the next $70 million and 1 1/2% of the Portfolio's average net assets in excess of $100 million. The Adviser has been instructed by the Portfolio's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although participation interests may be sold, the Portfolio intends to hold them until maturity, except under the circumstances stated above.

         In view of the "concentration" of Tax Free Reserves Portfolio in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in the Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

         Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

         Because of the variable rate nature of the instruments, when prevailing interest rates decline the Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

         For purposes of determining whether a variable rate instrument held by the Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

 "WHEN-ISSUED" SECURITIES

         New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of Tax Free Reserves Portfolio's commitment to purchase). Although the Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Adviser.

         Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held by the Portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A separate account of the Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax.

STAND-BY COMMITMENTS

         When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

         The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

         The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

         Although Tax Free Reserves Portfolio attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, the Portfolio may invest up to 20% of the value of the Portfolio's net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which the Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Portfolio's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or other securities which the Portfolio is permitted to own. The Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

         Tax Free Reserves Portfolio may invest assets in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian shall have possession of the collateral, which the Portfolio's Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Portfolio's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Portfolio's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES


         Consistent with applicable regulatory requirements and in order to generate income, each of the Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five days). During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Portfolio would exceed 33 1/3% of the value of its net assets.

                            INVESTMENT RESTRICTIONS


         The Trust, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the investment restrictions of a Portfolio (or, in the case of Cash Reserves Portfolio, its concentration policy described in paragraph (1) under "Investment Policies-Cash Reserves Portfolio" or, in the case of Tax Free Reserves Portfolio, its policy with respect to municipal obligations described in paragraph (1) under "Investment Policies-Tax Free Reserves Portfolio"), the Trust will hold a meeting of the corresponding
Fund's shareholders and will cast its vote as instructed by the shareholders. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.


         Neither the Trust, on behalf of a Fund, nor a Portfolio may:

         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities); for additional related restrictions, see clause (i) under the caption "Operating Restrictions" below;

         (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

         (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be, (b) through the use of repurchase agreements (or, in the case of Liquid Reserves and Cash Reserves Portfolio, fixed time deposits) or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public (and in the case of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves and Cash Reserves Portfolio, short term commercial paper) shall not be considered the making of a loan; for additional related restrictions, see clause (x) under the caption "Operating Restrictions" below;

         (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust on behalf of each Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (6) in the case of Liquid Reserves and Cash Reserves Portfolio, purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities, which may be purchased without limitation) if immediately after such purchase more than 5% of the value of its assets would be invested in the securities of such issuer (provided, however, that the Trust may invest, on behalf of Liquid Reserves, all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

         (7) in the case of U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, concentrate its investment in any particular industry; provided that nothing in this Investment Restriction is intended to affect the ability to invest 100% of U.S. Treasury Reserves' assets in U.S. Treasury Reserves Portfolio;

         (8) in the case of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves and Cash Reserves Portfolio, concentrate its investments in any particular industry, but, if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of Tax Free

Reserves, Tax Free Reserves Portfolio, Liquid Reserves or Cash Reserves Portfolio, respectively (taken at market value at the time of each investment) may be invested in any one industry, except that each of Tax Free Reserves Portfolio and Cash Reserves Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; provided that, if the Trust withdraws the investment of Tax Free Reserves from Tax Free Reserves Portfolio or Liquid Reserves from Cash Reserves Portfolio, the Trust will invest the assets of the applicable Fund in bank obligations to the same extent and with the same reservation as its corresponding Portfolio; and provided, further that nothing in this Investment Restriction is intended to affect Tax Free Reserves' ability to invest 100% of its assets in Tax Free Reserves Portfolio or Liquid Reserves' ability to invest 100% of its assets in Cash Reserves Portfolio; or

         (9) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

         For purposes of Investment Restriction (8) above, "bank obligations," when used with respect to Tax Free Reserves and Tax Free Reserve Portfolio, shall include bank participation interests in Municipal Obligations.


NON-FUNDAMENTAL RESTRICTIONS


         Neither the Trust, on behalf of any of the Funds, nor the corresponding Portfolio will as a matter of operating policy:

         (i) borrow money for any purpose in excess of 10% of the total assets of the Fund or Portfolio (taken in each case at cost),

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or Portfolio (taken in each case at market value),

         (iii) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that if such right is conditional the sale is made upon the same conditions,

         (iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in the corresponding Portfolio,

         (v) purchase securities issued by any registered investment company, except that all of the assets of the Fund may be invested in the corresponding Portfolio and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) and the Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or the Portfolio, respectively (taken in each case at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund or Portfolio; and provided, further, that neither the Fund nor the Portfolio shall purchase securities issued by any open-end investment company,

         (vi) taken together with any investments described in clause (x) below, invest more than 10% of the net assets of the Fund or the Portfolio in securities that are not readily marketable, including debt securities for which there is no established market (and, in the case of Liquid Reserves and Cash Reserves Portfolio, fixed time deposits) and repurchase agreements maturing in more than seven days, except that all the assets of the Fund may be invested in the corresponding Portfolio,

         (vii) purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class, except that all the assets of the Fund may be invested in the corresponding Portfolio,

         (viii) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, or the Portfolio, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value,

         (ix) write, purchase or sell any put or call option or any combination thereof,

         (x) taken together with any investments described in clause (vi) above, invest in securities which are subject to legal or contractual restrictions on resale (other than, in the case of Liquid Reserves and Cash Reserves Portfolio, repurchase agreements and fixed time deposits maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund or the Portfolio, respectively, (in each case taken at market value) would be so invested (including, in the case of Liquid Reserves and Cash Reserves Portfolio, repurchase agreements maturing in more than seven days), except that all the assets of the Fund may be invested in the Portfolio,

         (xi) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, respectively, except that all the assets of the Fund may be invested in the Portfolio, or

         (xii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund or the Portfolio respectively (in each case taken at market value) is held as collateral for such sales at any one time (the Funds and the Portfolios do not presently intend to make such sales).

         These policies are not fundamental and may be changed by the Trust with respect to a Fund without approval by the Fund's shareholders, or by a Portfolio without approval by the corresponding Fund or its other investors.

DESIGNATION OF ISSUER OF SECURITIES


         For purposes of the investment restrictions described above for Tax Free Reserves and Tax Free Reserves Portfolio, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity. would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and could be treated as an issue of such government, other entity or bank.

PERCENTAGE AND RATING RESTRICTIONS

         If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by the Fund or the Portfolio is not considered a violation of policy.


                           3. PERFORMANCE INFORMATION

         Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of the Fund's investment in the Portfolio or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

         Any tax equivalent yield quotation of a Fund is calculated as follows:
If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

         A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

         Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for Liquid Reserves and U.S. Treasury Reserves for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Funds. No shares of Tax Free Reserves were outstanding during the fiscal year ended August 31, 1996.


                                                                                                 REDEEMABLE VALUE OF A
                                                                                                  HYPOTHETICAL $1,000
                                                                 ANNUALIZED TOTAL                INVESTMENT AT THE END
 PERIOD                                                           RATE OF RETURN                     OF THE PERIOD
 LIQUID RESERVES
 October 2, 1992 (commencement of operations)
 to August 31, 1996                                                   4.61%                            $1,193.13

 One year ended August 31, 1996                                       5.66%                            $1,056.60

 U.S. TREASURY RESERVES
 October 2, 1992 (commencement of operations)
 to August 31, 1996                                                   4.24%                            $1,176.36

 One year ended August 31, 1996                                       5.17%                            $1,051.70


         The annualized yield of Liquid Reserves for the seven-day period ended August 31, 1996 was 5.30%. The effective compound annualized yield of Liquid Reserves for such period was 5.44%. The annualized yield of U.S. Treasury Reserves for the seven-day period ended August 31, 1996 was 4.93%, the effective compound annualized yield of U.S. Treasury Reserves for such period was 5.05%.

                      4. DETERMINATION OF NET ASSET VALUE


         The net asset value of each of the shares of each Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves, and 12:00 noon, Eastern time, for U.S. Treasury Reserves and Tax Free Reserves, by dividing the value of the Fund's net assets (i.e., the value of its investment in its Portfolio and other assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


         The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

         The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Fund's or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

         Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or a Portfolio, the Trust's or Portfolio's Board of Trustees of the applicable Fund or Portfolio will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of Liquid Reserves and Cash Reserves Portfolio) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

         Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

         The Trust or the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                                 5. MANAGEMENT


         The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts. The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio is 6 St. James Avenue, Boston, Massachusetts.


TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE; aged 45* -- President of the Trust and the Portfolios; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December,
1988).

RILEY C. GILLEY; aged 70 -- Vice President and General Counsel, Corporate Property Investors (December, 1988 to September, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; aged 56 -- Professor, Babson College (since September,
1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September,
1993); Consultant to Kidder, Peabody & Co. Incorporated (since January, 1990). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; aged 45 -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager, Rockefeller & Co. (March, 1988 to July, 1990); Trustee, Mainstay Institutional Funds (since December,
1990). Her address is P.O. Box 9572, New Haven, Connecticut.

TRUSTEES OF THE PORTFOLIOS

ELLIOTT J. BERV; aged 53 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since August, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to July, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE; aged 45* -- President of the Trust and the Portfolios; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December,
1988).

MARK T. FINN; aged 53 -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); Director, Vantage Consulting Group (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

WALTER E. ROBB, III; aged 70-- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (corporate financial advisers) (since
1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

OFFICERS OF THE TRUST AND THE PORTFOLIOS

PHILIP W. COOLIDGE; aged 45* -- President of the Trust and the Portfolios; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December,
1988).


SAMANTHA M. BURGESS; 27* -- Assistant Secretary and Assistant Treasurer; Assistant Vice President, Signature Financial Group, Inc. (since November
1995); Graduate Student, Loyola University (prior to August 1995).



CHRISTINE A. DRAPEAU; 26* -- Assistant Secretary and Assistant Treasurer; Assistant Vice President, Signature Financial Group, Inc. (since January
1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996); Graduate Student, Bentley College (prior to December 1994).


JOHN R. ELDER; aged 48* -- Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).


LINDA T. GIBSON; aged 31* -- Secretary of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since June 1991); law student, Boston University School of Law (from September 1989 to May 1992).



JOAN A. GULINELLO; 41* -- Assistant Secretary and Assistant Treasurer; Vice President, Signature Financial Group, Inc. (since October 1993); Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since October 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October 1993).

SUSAN JAKUBOSKI; aged 32* -- Vice President, Assistant Treasurer and Assistant Secretary of Cash Reserves Portfolio and Assistant Secretary of the Trust (since August, 1994); Manager, Signature Financial Group (Cayman) Ltd. (since August, 1994); Senior Fund Administrator, Signature Financial Group, Inc. (since August, 1994); Assistant Treasurer, Signature Broker-Dealer Services, Inc. (since September, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994); Senior Fund Accountant, Neuberger & Berman Management, Inc. (from February, 1988 to November, 1990); Customer Service Representative, I.B.J. Schroder (prior to 1988). Her address is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, BWI.


MOLLY S. MUGLER; aged 45* -- Assistant Secretary of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since December,
1988); Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).



KARYN A. NOKE; 25* -- Vice President, Assistant Secretary and Assistant Treasurer; Vice President, Signature Financial Group (Cayman) Limited (since September 1996); Assistant Vice President, Signature Financial Group, Inc. (May 1993 to August 1996); Student, University of Massachusetts (prior to May 1993).



SHARON M. WHITSON; 48* -- Assistant Secretary and Assistant Treasurer; Assistant Vice President, Signature Financial Group, Inc. (since November
1992); Associate Trader Massachusetts Financial Services Company (prior to November 1992).



JULIE J. WYETZNER; 37* -- Vice President, Assistant Secretary and Assistant Treasurer; Vice President, Signature Financial Group, Inc.


         The Trustees and officers of the Trust and the Portfolios also hold comparable positions with certain other funds for which LFBDS or an affiliate serves as the distributor or administrator.

                          TRUSTEES COMPENSATION TABLE


                                      AGGREGATE                         AGGREGATE                        TOTAL
                                  COMPENSATION FROM                 COMPENSATION FROM                 COMPENSATION
                                 INSTITUTIONAL LIQUID              INSTITUTIONAL U.S.                FROM THE TRUST
         TRUSTEE                     RESERVES(1)                  TREASURY RESERVES(1)               AND COMPLEX(2)
 Philip W. Coolidge                       0                                 0                               0
 Riley C. Gilley                       $11,910                           $2,597                          $46,000
 Diana R. Harrington                   $11,038                           $2,526                          $44,000
 Susan B. Kerley                       $10,275                           $2,422                          $42,000







(1) For the fiscal year ended August 31, 1996.


(2) Information relates to the fiscal year ended August 31, 1996. Messrs. Coolidge and Gilley and Mses. Harrington and Kerley are trustees of 33, 16, 16 and 16 Funds, respectively, of the Landmark Family of Funds.

         As of December 16, 1996, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of Liquid Reserves and more than 95% of the outstanding shares of U.S. Treasury Reserves were held of record by Citibank, N.A. or an affiliate, as a Shareholder Servicing Agent of the Funds, for the accounts of their respective clients, and no shares of Tax Free Reserves were outstanding.


         The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

         Citibank manages the assets of each Portfolio pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees of a Portfolio may determine, the Adviser manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios' investments and effecting securities transactions for each Portfolio. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the applicable Portfolio who are not parties to such Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

         Each of the Advisory Agreements provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the applicable Portfolio, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

         The Prospectus contains a description of the fees payable to the Adviser for services under the Advisory Agreements. Cash Reserves Portfolio:
For the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable from Cash Reserves Portfolio to Citibank under the Advisory Agreement were $1,806,314, $4,097,854 and $6,140,512 (of which $943,419, $2,306,161 and
$3,426,821, respectively, were voluntarily waived).


U.S. Treasury Reserves Portfolio: For the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable from U.S. Treasury Reserves Portfolio to Citibank under the Advisory Agreement were $850,924, $1,148,418 and $1,101,345 (of which $506,109, $753,105 and $727,401, respectively, were voluntarily waived).

ADMINISTRATORS

         Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), LFBDS provides the Trust, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and SFG provides Cash Reserves Portfolio, with general office facilities, and LFBDS supervises the overall administration of the Trust, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio and SFG supervises the overall administration of Cash Reserves Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolios; the preparation and filing of all documents required for compliance by the Trust and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolios. LFBDS and SFG provide persons satisfactory to the Board of Trustees of the Trust and the Portfolios to serve as Trustees and officers of the Trust and the Portfolios. Such Trustees and officers may be directors, officers or employees of LFBDS, SFG or their affiliates.

         The Prospectus contains a description of the fees payable to LFBDS and SFG under the Administrative Services Agreements.

Liquid Reserves: For the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable to LFBDS from Liquid Reserves under the Administrative Services Agreement were $468,172, $1,014,974 and $4,118,565 (of which $231,690, $914,591 and $3,142,409, respectively, were voluntarily waived). For Cash Reserves Portfolio's fiscal years ended August 31, 1994, 1995 and 1996, the fees payable to SFG under the Administrative Services Agreement were $602,105, $1,365,951 and $2,046,838 (all of which were voluntarily waived).

U.S. Treasury Reserves: For the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable from U.S. Treasury Reserves to LFBDS under the Administrative Services Agreement were $140,961, $214,600 and $573,577 (of which $119,704, $80,255 and $451,888, respectively, were voluntarily waived). For the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable to LFBDS under the Administrative Services Agreement with U.S. Treasury Reserves Portfolio were $283,642, $382,806 and $367,115 (all of which were voluntarily waived).

         The Administrative Services Agreement with the Trust acknowledges that the names "Landmark" and "Landmark Funds" are the property of LFBDS and provides that if LFBDS ceases to serve as the administrator of the Trust, the Trust and the Funds will change their respective names so as to delete the word "Landmark" or the words "Landmark Funds." The Administrative

Services Agreement with the Trust also provides that LFBDS may render administrative services to others and may permit other investment companies in addition to the Trust to use the word "Landmark" or the words "Landmark Funds" in their names.

         The Administrative Services Agreement with the Trust continues in effect as to a Fund if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of such Fund and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or LFBDS. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated as to a Fund by the Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Trust also provides that neither LFBDS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         LFBDS has agreed to reimburse the Funds for their operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. The expenses incurred by the Funds for distribution purposes pursuant to the Trust's Distribution Plans are included within such operating expenses only to the extent required by any state in which the Funds' shares are qualified for sale. The Trust may elect not to qualify the Funds' shares for sale in every state. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2 % of the first $30 million of a Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2 % of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Funds' annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by LFBDS. Subject to the obligation of LFBDS to reimburse the Funds for their excess expenses as described above, the Trust has, under its Administrative Services Agreement, confirmed its obligation for payment of all other expenses of the Funds.

         The Administrative Services Agreements with the Portfolios provide that LFBDS or SFG, as the case may be, may render administrative services to others. The Administrative Services Agreement with each of the Portfolios terminates automatically if it is assigned and may be terminated without penalty by a vote of a majority of the outstanding voting securities of the Portfolio or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with each of the Portfolios also provides that neither LFBDS or SFG, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         LFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.

         Pursuant to Sub-Administrative Services Agreements (the "Sub-Administrative Agreements"), Citibank performs such sub-administrative duties for the Trust and the Portfolios as are from time to time agreed upon by Citibank and, as the case may be, LFBDS or SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust and the Portfolios, participation in preparation of documents required for compliance by the Trust and the Portfolios with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust and Portfolios, and other functions which would otherwise be performed by LFBDS as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by Citibank and, as the case may be, LFBDS or SFG not in excess of the amount paid to LFBDS or SFG for its services under the applicable Administrative Services Agreement. All such compensation is paid by LFBDS or SFG, as the case may be.

DISTRIBUTOR

         The Trust has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distributor receives a fee from each Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution related expenses.

         The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that at least quarterly the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated with respect to the applicable Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund. The Distribution Plan may not be amended to increase materially the amount of the Funds' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

         As contemplated by the Distribution Plan, LFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.

Liquid Reserves: For the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable from Liquid Reserves to the Distributor under the Distribution Agreement were $312,115, $676,649 and $1,176,733 (of which $296,822, $676,649 and $1,176,733 were voluntarily waived), respectively.

U.S. Treasury Reserves: For the the fiscal years ended August 31, 1994, 1995 and 1996, the fees payable from U.S. Treasury Reserves to the Distributor under the Distribution Agreement were $93,974, $143,067 and $163,879 (of which $82,858, $141,847 and $159,656 were voluntarily waived), respectively.

SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

         The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the aggregate of the fee paid to the Administrator from each Fund and the fees paid to the Shareholder Servicing Agents from each Fund may not exceed 0.45% of the applicable Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time with respect to a Fund by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of a Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.


         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent and a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian for the Trust. For additional information, including a description of fees paid to the Shareholder Servicing Agents under the Servicing Agreements, see "Management-Shareholder Servicing Agents" in the Prospectus. For the fiscal years ended August 31, 1994 1995 and 1996, the aggregate fees payable from Liquid Reserves to Shareholder Servicing Agents under the Servicing Agreement were $936,344, $2,029,949 and $1,176,733 (all of which were voluntarily waived). For the fiscal years ended August 31, 1994, 1995 and 1996, the aggregate fees payable from U.S. Treasury Reserves to Shareholder Servicing Agents under the Servicing Agreements were $281,921, $429,200 and $163,879 (all of which were voluntarily waived).

         The Portfolios have also adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to either LFBDS or SFG, as the case may be, may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.

         Each Portfolio has entered into a Transfer Agency and Service Agreement and a Custodian Agreement with State Street pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian and performs fund accounting services for the Portfolios.

                           6. PORTFOLIO TRANSACTIONS

         The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


         Portfolio transactions may be executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 1996 to the Adviser or any affiliate of the Adviser.


            7. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.00001 par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. Currently, the Funds are the only three series of shares of the Trust. Each share represents an equal proportionate interest in a Fund with each other share. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

         The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

         Share certificates will not be issued.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of either Portfolio would ever exceed its assets.

         Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 12:00 noon, Eastern time, in the case of Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, in the case of Cash Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on the following business day of the Portfolio.

                       8. CERTAIN ADDITIONAL TAX MATTERS

         Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

         The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt form federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

         Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine

Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

         Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

              9. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         Price Waterhouse LLP and Price Waterhouse are the independent and chartered accountants for Liquid Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP are the independent certified public accountants for Tax Free Reserves, Tax Free Reserves Portfolio, U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.



         The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 1996, Statement of Operations for the year ended August 31, 1996, Statement of Changes in Net Assets for the years ended August 31, 1996 and 1995, Financial Highlights for the years ended August 31, 1996, 1995 and 1994 and the period from October 2, 1992 (commencement of operations) to August 31, 1993, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 1996, Statement of Assets and Liabilities at August 31, 1996, Statement of Operations for the year ended August 31, 1996, Statement of Changes in Net Assets for each of the years ended August 31, 1996 and 1995, Financial Highlights for each of the years in the five-year period ended August 31, 1996, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Price Waterhouse LLP and Price Waterhouse as experts in accounting and auditing.



         The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 1996, Statement of Operations for the year ended August 31, 1996, Statement of Changes in Net Assets for the years ended August 31, 1996, and 1995, Financial Highlights for the years ended August 31, 1996, 1995 and 1994, the eight months ended August 31, 1993 and the period October 2, 1992 (commencement of operations) to December 31, 1992, the Notes to Financial Statements and the Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 1996, Statement of Assets and Liabilities at August 31, 1996, Statement of Operations for the year ended August 31, 1996, Statement of Changes in Net Assets for the years ended August 31, 1996 and 1995, Financial Highlights for the years ended August 31, 1996, 1995 and 1994, the eight-month period ended August 31, 1993, the year ended December 31, 1992 and the period March 1, 1991 (commencement of operations) to December 31, 1991, the Notes to Financial Statements and the Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing.



         A copy of each of the Annual Reports accompanies this Statement of Additional Information.

SHAREHOLDER SERVICING AGENTS
FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer, Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

LANDMARK INSTITUTIONAL LIQUID RESERVES
LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES

LANDMARK INSTITUTIONAL TAX FREE RESERVES


TRUSTEES AND OFFICERS
Philip W. Coolidge, President*
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley


SECRETARY


Linda T. Gibson*


TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS

(For Landmark Institutional Liquid Reserves)
Price Waterhouse LLP


160 Federal Street, Boston, MA 02110


(For Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves

Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110






LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

                                        PART C

Item 24.         Financial Statements and Exhibits.


         (a)     FINANCIAL STATEMENTS INCLUDED IN PART A:
                 (i)  Landmark Institutional Liquid Reserves
                          Condensed Financial Information - Financial
                          Highlights for the period from October 2, 1992 (commencement of operations) to August 31, 1993 and for the years ended August 31, 1994, August 31, 1995 and August 31, 1996.
                 (ii)  Landmark Institutional U.S. Treasury Reserves
                          Condensed Financial Information - Financial
                          Highlights for the period from October 2, 1992 (commencement of operations) to December 31, 1992, for the eight-month period ended August 31, 1993 and for the years ended August 31, 1994, August 31, 1995 and August 31, 1996.

                 FINANCIAL STATEMENTS INCLUDED IN PART B:
                 (i)   Landmark Institutional Liquid Reserves
                          Statement of Assets and Liabilities at August
                          31, 1996*
                          Statement of Operations for the year ended August 31, 1996*
                          Statement of Changes in Net Assets for the years
                          ended August 31, 1996 and August 31, 1995*
                          Financial Highlights for the period from October 2, 1992 (commencement of operations) to August 31, 1993 and for the years ended August 31, 1994, August 31, 1995 and August 31, 1996*
                 (ii)  Cash Reserves Portfolio
                          Portfolio of Investments at August 31, 1996*
                          Statement of Assets and Liabilities at August 31,
                          1996*
                          Statement of Operations for the year ended August 31, 1996*
                          Statement of Changes in Net Assets for the years ended August 31, 1996 and August 31, 1995*
                          Financial Highlights for each of the years in the five-year period ended August 31, 1996*
                 (iii) Landmark Institutional U.S. Treasury Reserves
                          Statement of Assets and Liabilities at August 31,
                          1996**
                          Statement of Operations for the year ended August 13, 1996**
                          Statement of Changes in Net Assets for the years ended August 31, 1996 and August 31, 1995**
                          Financial Highlights for the years ended August 31, 1996, August 31, 1995 and August 31, 1994, the eight months ended August 31, 1993 and the period from October 2, 1992 (commencement of operations) to December 31, 1992**
                 (iv)  U.S. Treasury Reserves Portfolio
                          Portfolio of Investments at August 31, 1996** Statement of Assets and Liabilities at August 31, 1996**
                          Statement of Operations for the year ended August 31, 1996**
                          Statement of Changes in Net Assets for the years ended August 31, 1996 and August 31, 1995**
                          Financial Highlights for the years ended August 31, 1996, August 31, 1995 and August 31, 1994, for the eight-month period ended August 31, 1993, for the year ended December 31, 1992 and for the period from March 1, 1991 (commencement of operations) to December 31, 1991**
--------------
 * Incorporated by reference to the Registrant's Annual Report to Shareholders of Landmark Institutional Liquid Reserves for the fiscal year ended August 31, 1996, filed with the Securities and Exchange Commission on the EDGAR system on October 29, 1996 (Accession
         Number 0000950156-96-000850).
** Incorporated by reference to the Registrant's Annual Report to Shareholders of Landmark Institutional U.S. Treasury Reserves for the fiscal year ended August 31, 1996, filed with the Securities and Exchange Commission on the EDGAR system on October 29, 1996 (Accession Number 0000950156-96-000850).




(b)      Exhibits.

             **** 1(a)               Declaration of Trust of the Registrant
        **** and  1(b)               Amendments to Declaration of Trust of the
            *****                    Registrant
             **** 2(a)               Amended and Restated By-Laws of the
                                     Registrant
             **** 2(b)               Amendments to Amended and Restated By-Laws
                                     of the Registrant
                * 4                  Form of Certificate representing ownership
                                     of a share of beneficial interest in the
                                     Registrant
             **** 6(a)               Distribution Agreement between the
                                     Registrant and The Landmark Funds
                                     Broker-Dealer Services, Inc. ("LFBDS")
              *** 6(b)               Form of Amended and Restated Distribution
                                     Agreement, with respect to Class A Shares
                                     of Landmark Institutional Liquid Reserves,
                                     between the Registrant and LFBDS, as
                                     distributor
              *** 6(c)               Form of Distribution Agreement, with
                                     respect to Class C Shares of Landmark
                                     Institutional Liquid Reserves, between the
                                     Registrant and LFBDS, as distributor
              *** 6(d)               Form of Distribution Agreement, with
                                     respect to Class D Shares of Landmark
                                     Institutional Liquid Reserves, between the
                                     Registrant and LFBDS, as distributor
             **** 7                  Custodian Contract between the Registrant
                                     and State Street Bank and Trust Company
                                     ("State Street"), as custodian
             **** 9(a)               Amended and Restated Administrative
                                     Services Plan of the Registrant with
                                     respect to Landmark Institutional U.S.
                                     Treasury Reserves and Landmark
                                     Institutional Tax Free Reserves
              *** 9(b)               Form of Amended and Restated
                                     Administrative Services Plan of the
                                     Registrant, with respect to Class A Shares
                                     of Landmark Institutional Liquid Reserves
             **** 9(c)               Administrative Services Agreement between
                                     the Registrant and LFBDS, as administrator
             **** 9(d)               Form of Sub-Administrative Services
                                     Agreement between Citibank, N.A. and LFBDS
              *** 9(e)(i)            Form of Amendment to Shareholder Servicing
                                     Agreement
             **** 9(e)(ii)           Form of Shareholder Servicing Agreement
                                     between the Registrant and Citibank, N.A., as shareholder servicing agent

             **** 9(e)(iii)          Form of Shareholder Servicing Agreement
                                     between the Registrant and a federal
                                     savings bank, as shareholder servicing
                                     agent
             **** 9(e)(iv)           Form of Shareholder Servicing Agreement
                                     between the Registrant and LFBDS, as
                                     shareholder servicing agent
             **** 9(f)               Transfer Agency and Servicing Agreement
                                     between the Registrant and State Street,
                                     as transfer agent
             **** 9(g)               Amended and Restated Exchange Privilege
                                     Agreement between the Registrant, certain
                                     other investment companies and LFBDS, as
                                     distributor
         **** and 10                 Opinion and Consent of Counsel
           *****
                  11                 Consent of Deloitte & Touche LLP,
                                     independent auditors of Landmark
                                     Institutional U.S. Treasury Reserves and
                                     U.S. Treasury Reserves Portfolio,
                                     Price Waterhouse LLP, independent auditors
                                     of Landmark Institutional Liquid Reserves,
                                     and Price Waterhouse, independent auditors
                                     of Cash Reserves Portfolio
             **** 15(a)              Amended and Restated Distribution Plan of
                                     the Registrant with respect to Landmark
                                     Institutional U.S. Treasury Reserves and
                                     Landmark Institutional Tax Free Reserves
              *** 15(b)              Form of Amended and Restated Distribution
                                     Plan of the Registrant, with respect to
                                     Class A Shares of Landmark Institutional
                                     Liquid Reserves
              *** 15(c)              Form of Service Plan of the Registrant,
                                     with respect to Class C Shares of Landmark
                                     Institutional Liquid Reserves
              *** 15(d)              Form of Service Plan of the Registrant,
                                     with respect to Class D Shares of Landmark
                                     Institutional Liquid Reserves
              *** 18                 Multiple Class Plan with respect to
                                     Landmark Institutional Liquid Reserves
                  25(a)              Powers of Attorney for the Registrant
                  25(b)              Powers of Attorney for U.S. Treasury
                                     Reserves Portfolio
    **,  **** and 25(c)              Powers of Attorney for Cash Reserves
       filed herewith                Portfolio filed herewith
                  25(d)              Powers of Attorney for Tax Free Reserves
                                     Portfolio
                  27                 Financial data schedule

------------------
* Information defining the rights of shareholders is contained in the Registrant's Declaration of Trust, as amended, incorporated herein by reference.
** Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 3, 1994 and Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1995.
*** Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on June 17, 1996.
**** Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996.

***** Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 1, 1996.


Item 25. Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 26.  Number of Holders of Securities.


                  Title of Class                      Number of Record Holders
         Shares of Beneficial Interest                 As of December 16, 1996
               ($0.00001 par value)


    Landmark Institutional Liquid Reserves                          4
 Landmark Institutional U.S. Treasury Reserves                      3
   Landmark Institutional Tax Free Reserves                         0

Item 27.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc., filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.


         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark New York Tax Free Income Fund and Landmark National Tax Free Income Fund), Asset Allocation Portfolios (Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio
500), Landmark VIP Funds (Landmark VIP U.S. Government Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund and Landmark VIP International Equity
Fund), and Variable Annuity Portfolios (CitiSelect(SM) VIP Folio 200, CitiSelect(SM) VIP Folio 300, CitiSelect(SM) VIP Folio 400, CitiSelect(SM) VIP Folio 500 and Landmark Small Cap Equity VIP Fund). As of

December 31, 1995, Citibank and its affiliates managed assets in excess of $83 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are
D. Wayne Calloway, Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, Boeing Company, Seattle, Washington; Mario Henrique Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas Foundation; Roger B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

         Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:



D. Wayne Calloway          Director, Exxon Corporation
                           Director, General Electric Company
                           Director, PepsiCo., Inc.

Colby H. Chandler          Director, Digital Equipment Corporation
                           Director, Ford Motor Company
                           Director, J.C. Penney Company, Inc.

Paul J. Collins            Director, Kimberly-Clark Corporation

Kenneth T. Derr            Director, American Telephone and Telegraph, Co.
                           Director, Chevron Corporation
                           Director, Potlatch Corporation

H.J. Haynes                Director, Bechtel Group, Inc.
                           Director, Boeing Company
                           Director, Fremont Group, Inc.
                           Director, Hewlett-Packard Company
                           Director, Paccar Inc.
                           Director, Saudi Arabian Oil Company

John S. Reed               Director, Monsanto Company
                           Director, Philip Morris Companies, Incorporated
                           Tampa Tank & Welding, Inc.

William R. Rhodes          Director, Private Export Funding Corporation

Rozanne L. Ridgway         Director, 3M
                           Director, Bell Atlantic Corporation
                           Director, Boeing Company
                           Director, Emerson Electric Company
                           Member-International Advisory Board, New Perspective
                           Fund, Inc.
                           Director, RJR Nabisco, Inc.
                           Director, Sara Lee Corporation
                           Director, Union Carbide Corporation

H. Onno Ruding             Member, Board of Supervisory Directors, Amsterdam
                           Trustee's Kantoor
                           Board Member, Corning, Incorporated
                           Advisor, Intercena (C&A) (Netherlands)
                           Member, Board of Supervisory Directors, Pechiney
                           Nederland N.V.
                           Member, Board of Advisers, Robeco N.V.
                           Advisory Director, Unilever N.V.
                           Advisory Director, Unilever PLC

Robert B. Shapiro          Director, G.D. Searle & Co.
                           Director, Silicon Graphics
                           Director, Monsanto Company
                           Director, The Nutrasweet Company

Frank A. Shrontz           Director, 3M
                           Director, Baseball of Seattle, Inc.
                           Director, Boeing Company
                           Director, Boise Cascade Corp.

Roger B. Smith             Director, International Paper Company
                           Director, Johnson & Johnson
                            Director, Pepsico, Inc.

Franklin A. Thomas         Director, Aluminum Company of America
                           Director, American Telephone and Telegraph, Co.
                           Director, Cummins Engine Company, Inc.
                           Director, Pepsico, Inc.

Edgar S. Woolard, Jr.      Director, E.I. DuPont De Nemours & Company

Item 29.  Principal Underwriters.


         (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Tax Free Reserves, Landmark Cash Reserves, Landmark U.S. Treasury Reserves, Landmark New York Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity

Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, Landmark VIP Funds (Landmark VIP U.S. Government Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund and Landmark VIP International
Equity Fund),CitiSelect (SM) Folio 200, CitiSelect(SM) Folio 300, CitiSelect(SM) Folio 400, CitiSelect(SM) Folio 500, and Variable Annuity Portfolios (CitiSelect(SM) VIP Folio 200, CitiSelect(SM) VIP Folio 300, CitiSelect(SM) VIP Folio 400, CitiSelect(SM) VIP Folio 500 and Landmark Small Cap Equity VIP Fund). LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500.


         (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                   ADDRESS

The Landmark Funds Broker-Dealer Services, Inc.        6 St. James Avenue
(administrator and distributor)                        Boston, MA 02116

State Street Bank and Trust Company                    1776 Heritage Drive
(custodian and transfer agent)                         North Quincy, MA 02171

Citibank, N.A.                                         153 East 53rd Street
(investment adviser)                                   New York, NY 10043

SHAREHOLDER SERVICING AGENTS

Citibank, N.A. -- The Citibank                         153 East 53rd Street
Private Bank                                           New York, NY 10043

Citibank, N.A. -- Citibank Global                      153 East 53rd Street
Asset Management                                       New York, NY 10043

Citibank, N.A. -- North American                       111 Wall Street
Investor Services                                      New York, NY 10094

The Landmark Funds Broker-Dealer Services, Inc.        6 St. James Avenue
                                                       Boston, MA 02116

Item 31.  Management Services.

          Not applicable.

Item 32.         Undertakings.

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, containing reasonably current financial statements that need not be certified, within four to six months following the commencement of operations of Landmark Institutional Tax Free Reserves.

         (b) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus of Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves is delivered with a copy of the Funds' latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of December, 1996.

                                        LANDMARK INSTITUTIONAL TRUST

                                        By:      Philip W. Coolidge
                                                 Philip W. Coolidge, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 16, 1996.

        Signature                                 Title
        ---------                                 -----
        Philip W. Coolidge                        President, Principal Executive
        ---------------------------               Officer and Trustee
        Philip W. Coolidge

        John R. Elder                             Principal Accounting and
        ---------------------------               Financial Officer
        John R. Elder

        Riley C. Gilley*                          Trustee
        ---------------------------
        Riley C. Gilley

        Diana R. Harrington*                      Trustee
        ---------------------------
        Diana R. Harrington

        Susan B. Kerley*                          Trustee
        ---------------------------
        Susan B. Kerley

*By:    Philip W. Coolidge
        ---------------------------
        Philip W. Coolidge
        Executed by Philip W. Coolidge on behalf of
        those indicated pursuant to Powers of
        Attorney.

                                   SIGNATURES

         U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of December, 1996.

                                       U.S. TREASURY RESERVES PORTFOLIO

                                       By:      Philip W. Coolidge
                                                -----------------------------
                                                Philip W. Coolidge, President

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust has been signed by the following persons in the capacities indicated on December 16, 1996.

        Signature                                Title
        ---------                                -----

        Philip W. Coolidge                       President, Principal Executive
        -----------------------------            Officer and Trustee
        Philip W. Coolidge

        John R. Elder                            Principal Accounting and
        -----------------------------            Financial Officer
        John R. Elder

        Elliott J. Berv*                         Trustee
        -----------------------------
        Elliott J. Berv

        Mark T. Finn*                            Trustee
        -----------------------------
        Mark T. Finn

        Walter E. Robb, III*                     Trustee
        -----------------------------
        Walter E. Robb, III

*By:    Philip W. Coolidge
        -----------------------------
        Philip W. Coolidge
        Executed by Philip W. Coolidge on behalf of
        those indicated pursuant to Powers of
        Attorney.

                                   SIGNATURES

         Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in George Town, Grand Cayman, British West Indies on the 16th day of December, 1996.

                                        CASH RESERVES PORTFOLIO

                                        By: Susan Jakuboski
                                            -----------------------------
                                            Susan Jakuboski, Assistant Treasurer


         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust has been signed by the following persons in the capacities indicated on December 16, 1996.

        Signature                              Title
        ---------                              -----

        Philip W. Coolidge*                    President, Principal
        ---------------------------            Executive Officer and Trustee
        Philip W. Coolidge

        John R. Elder*                         Principal Accounting and
        ---------------------------            Financial Officer John R. Elder
        John R. Elder

        Elliott J. Berv*                       Trustee
        ---------------------------
        Elliott J. Berv

        Mark T. Finn*                          Trustee
        ---------------------------
        Mark T. Finn

        Walter E. Robb, III*                   Trustee
        ---------------------------
        Walter E. Robb, III

*By:    Susan Jakuboski
        ---------------------------
        Susan Jakuboski
        Executed by Susan Jakuboski on behalf of those
        indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of December, 1996.

                                        TAX FREE RESERVES PORTFOLIO

                                        By:      Philip W. Coolidge
                                                 ---------------------------
                                                 Philip W. Coolidge, President


         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust has been signed by the following persons in the capacities indicated on December 16, 1996.

        Signature                          Title
        ---------                          -----

        Philip W. Coolidge                 President, Principal Executive
        ----------------------------       Officer and Trustee
        Philip W. Coolidge

        John R. Elder                      Principal Accounting and Financial
        ----------------------------       Officer
        John R. Elder

        Elliott J. Berv*                   Trustee
        ----------------------------
        Elliott J. Berv

        Mark T. Finn*                      Trustee
        ----------------------------
        Mark T. Finn

        Walter E. Robb, III*               Trustee
        ----------------------------
        Walter E. Robb, III

*By:    Philip W. Coolidge
        ----------------------------
        Philip W. Coolidge
        Executed by Philip W. Coolidge on behalf of
        those indicated pursuant to Powers of
        Attorney.

                                 EXHIBIT INDEX


             Exhibit
             No.:               Description:
             -------            -------------------
             11                 Consent of Deloitte & Touche LLP, independent
                                auditors of Landmark Institutional U.S.
                                Treasury Reserves and U.S. Treasury Reserves
                                Portfolio, Price Waterhouse LLP, independent
                                auditors of Landmark Institutional Liquid
                                Reserves, and Price Waterhouse, independent
                                auditor of Cash Reserves Portfolio
             25(a)              Powers of Attorney for the Registrant
             25(b)              Powers of Attorney for U.S. Treasury Reserves Portfolio
             25(c)              Powers of Attorney for Cash Reserves Portfolio
             25(d)              Powers of Attorney for Tax Free Reserves Portfolio
             27                 Financial data schedule